UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Fidelity®
Michigan Municipal Income
Fund

and

Fidelity
Michigan Municipal Money
Market Fund

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Michigan Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Fidelity Michigan Municipal Income Fund
Actual	$ 1,000.00	$ 1,000.50	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Michigan Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,016.00	$ 2.75
HypotheticalA	$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Michigan Municipal Income Fund	.49%
Fidelity Michigan Municipal Money Market Fund	.55%

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.3	39.9
Escrowed/Pre-Refunded	24.7	23.8
Water & Sewer	15.8	15.5
Special Tax	7.3	7.3
Health Care	5.8	6.1
Weighted Average Maturity as of June 30, 2007
		6 months ago
Years	6.5	6.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of June 30, 2007
6 months ago
Years	5.8	5.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA 73.6%	AAA 74.8%
AA,A 22.7%	AA,A 22.7%
BBB 1.2%	BBB 0.5%
BB and Below 0.1%	BB and Below 0.1%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assets 1.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation (Guam Pub. School Facilities Proj.) 5% 10/1/16	$ 1,045,000	$ 1,084,867
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	615,000	650,289
		1,735,156
Michigan - 95.0%
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) 5% 5/1/29	2,155,000	2,201,677
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (MBIA Insured)	1,405,000	1,476,922
5% 3/1/18 (MBIA Insured)	1,440,000	1,509,869
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,804,000	3,435,545
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,223,767
Birmingham County School District Series II, 5.25% 11/1/19 (Pre-Refunded to 11/1/10 @ 100) (c)	1,200,000	1,249,200
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	7,120,000
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,115,462
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,447,158
5.25% 5/1/18	1,100,000	1,160,203
Carman-Ainsworth Cmnty. School District:
5% 5/1/16 (FSA Insured)	1,000,000	1,053,490
5% 5/1/17 (FSA Insured)	2,065,000	2,168,436
5.5% 5/1/14 (Pre-Refunded to 5/1/12 @ 100) (c)	1,755,000	1,867,724
Carrier Creek Drainage District #326:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,707,464
5% 6/1/25 (AMBAC Insured)	1,775,000	1,833,415
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA Insured)	1,675,000	1,758,901
Chippewa Valley Schools:
Series I, 5.375% 5/1/17 (Pre-Refunded to 5/1/11 @ 100) (c)	1,000,000	1,049,680
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (c)	1,125,000	1,197,259
Clarkston Cmnty. Schools:
5.25% 5/1/29 (Pre-Refunded to 5/1/13 @ 100) (c)	5,000,000	5,305,500
5.375% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (c)	1,950,000	2,081,664
5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	1,150,000	1,227,648
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,052,810
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Constantine Pub. Schools:
5% 5/1/25	$ 1,130,000	$ 1,161,787
5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100) (c)	1,120,000	1,172,058
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,220,000	1,305,668
5.5% 5/1/19 (Pre-Refunded to 11/1/12 @ 100) (c)	1,245,000	1,332,424
5.5% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)	1,245,000	1,332,424
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (c)	1,250,000	1,337,775
Crawford AuSable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18 (Pre-Refunded to 5/1/11 @ 100) (c)	1,100,000	1,163,503
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series B, 5% 5/1/33 (FGIC Insured)	1,800,000	1,849,248
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	5,154,900
Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,485,850
Series A:
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (c)	1,500,000	1,594,995
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000,000	1,063,330
5.5% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (c)	2,000,000	2,150,020
5.5% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (c)	3,050,000	3,243,157
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,275,129
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,114,480
5% 9/30/12 (MBIA Insured)	4,765,000	4,978,663
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,535,000	4,647,060
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,473,601
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,911,453
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,985,000	2,073,352
Series B1:
5% 4/1/13 (AMBAC Insured)	2,000,000	2,083,820
5% 4/1/15 (AMBAC Insured)	3,800,000	3,978,866
5.5% 4/1/17 (Pre-Refunded to 4/1/11 @ 100) (c)	2,615,000	2,753,517
5.5% 4/1/19 (Pre-Refunded to 4/1/11 @ 100) (c)	1,500,000	1,579,455
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (c)	1,250,000	1,316,213
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (a)	10,000,000	10,164,400
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series A:
0% 7/1/14 (FGIC Insured)	$ 6,730,000	$ 4,988,747
5% 7/1/32 (FSA Insured)	535,000	548,059
5% 7/1/32 (Pre-Refunded to 7/1/13 @ 100) (c)	1,365,000	1,434,083
5.125% 7/1/31 (Pre-Refunded to 7/1/11 @ 100) (c)	8,020,000	8,361,572
Series B:
5% 7/1/15 (FGIC Insured)	1,085,000	1,143,384
5% 7/1/36 (FGIC Insured)	7,800,000	8,015,982
5.5% 7/1/17 (MBIA Insured)	3,050,000	3,373,392
4.184% 7/1/32 (FSA Insured) (a)	5,000,000	5,000,000
Detroit Wtr. Supply Sys. Rev.:
Series A:
5.25% 7/1/16 (MBIA Insured)	1,000,000	1,078,710
5.25% 7/1/17 (MBIA Insured)	2,000,000	2,151,220
5.25% 7/1/21 (MBIA Insured)	6,035,000	6,435,483
5.5% 7/1/15 (Pre-Refunded to 1/1/10 @ 101) (c)	3,675,000	3,844,785
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,249,623
Series C, 5% 7/1/33 (FSA Insured)	8,500,000	8,754,320
6.5% 7/1/15 (FGIC Insured)	6,025,000	6,900,433
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,028,782
Durand Area Schools Gen. Oblig.:
5% 5/1/27 (FSA Insured)	1,225,000	1,271,832
5% 5/1/28 (FSA Insured)	1,250,000	1,295,938
5% 5/1/29 (FSA Insured)	1,275,000	1,316,234
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,491,932
5% 5/1/17 (FSA Insured)	1,985,000	2,073,452
5.5% 5/1/17	1,690,000	1,774,652
East Lansing School District Gen. Oblig. Series B, 5% 5/1/30 (MBIA Insured)	3,530,000	3,654,503
Eastern Michigan Univ. Revs. Series 2000 B, 5.625% 6/1/30 (Pre-Refunded to 6/1/10 @ 100) (c)	1,250,000	1,307,938
Farmington Pub. School District 5% 5/1/18 (FSA Insured)	4,500,000	4,728,465
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)	1,775,000	1,869,128
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured)	1,255,000	1,313,834
5% 10/1/17 (MBIA Insured)	1,320,000	1,377,710
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Flushing Cmnty. Schools:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	$ 1,000,000	$ 1,062,160
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (c)	1,030,000	1,094,025
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,112,149
5% 5/1/17 (FSA Insured)	1,615,000	1,695,895
Garden City School District:
5% 5/1/14 (FSA Insured)	1,210,000	1,274,166
5% 5/1/17 (FSA Insured)	1,390,000	1,454,913
5% 5/1/19 (FSA Insured)	1,205,000	1,263,611
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)	1,355,000	1,413,699
5% 5/1/18 (MBIA Insured)	1,505,000	1,565,140
Gibraltar School District:
5% 5/1/16 (FSA Insured)	1,230,000	1,287,441
5% 5/1/17 (FSA Insured)	1,230,000	1,283,284
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,200,000	1,284,264
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (c)	1,200,000	1,284,264
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.):
5% 5/1/23 (MBIA Insured)	1,175,000	1,229,708
5% 5/1/24 (MBIA Insured)	1,300,000	1,358,422
5% 5/1/28 (MBIA Insured)	4,300,000	4,475,827
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,685,463
Grand Rapids San. Swr. Sys. Rev. 5% 1/1/34 (MBIA Insured)	3,000,000	3,099,720
Grand Rapids Wtr. Supply Sys. 5% 1/1/35 (FGIC Insured)	5,000,000	5,153,400
Grosse Ile Township School District Unltd. Tax Gen. Oblig.:
5% 5/1/29 (MBIA Insured)	1,950,000	2,020,220
5% 5/1/32 (MBIA Insured)	1,950,000	2,015,930
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,509,150
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)	1,100,000	1,151,370
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	1,005,757
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,046,700
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,225,125
0% 5/1/11 (FGIC Insured)	5,830,000	4,971,766
0% 5/1/12 (FGIC Insured)	1,420,000	1,159,899
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Huron Valley School District: - continued
5.25% 5/1/16	$ 2,450,000	$ 2,597,074
Kalamazoo Pub. Schools:
5% 5/1/17 (FSA Insured)	3,165,000	3,354,678
5.25% 5/1/16 (FSA Insured)	1,500,000	1,623,075
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,685,000	3,961,817
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,471,715
5.375% 1/15/12	2,505,000	2,560,310
L'Anse Creuse Pub. Schools:
5% 5/1/24 (FSA Insured)	1,350,000	1,395,806
5.375% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,064,280
5.375% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,064,280
Lake Orion Cmnty. School District 5.25% 5/1/27 (Pre-Refunded to 5/1/12 @ 100) (c)	1,150,000	1,210,352
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,441,940
Lawton Cmnty. Schools 5.5% 5/1/19 (Pre-Refunded to 11/1/11 @ 100) (c)	1,050,000	1,112,738
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series III, 5% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	1,032,860
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,309,400
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (c)	3,000,000	3,149,250
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,665,000	2,860,318
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (b)	3,000,000	3,046,680
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
5%, tender 4/1/11	2,040,000	2,104,342
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (c)	10,645,000	11,248,556
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	478,765
5.5% 3/1/14	1,300,000	1,368,458
5.5% 3/1/15	1,985,000	2,084,032
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (c)	1,000,000	1,028,080
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (c)	$ 2,000,000	$ 2,138,900
Series A:
5% 11/15/09	650,000	660,810
5% 11/15/12	1,485,000	1,534,941
5% 11/15/14	1,000,000	1,037,960
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (c)	1,945,000	2,053,025
6% 9/1/12 (Escrowed to Maturity) (c)	1,500,000	1,628,235
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,516,875
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (c)	2,195,000	2,209,509
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,466,538
6% 8/15/08 (Escrowed to Maturity) (c)	1,130,000	1,138,396
6% 8/15/10 (Escrowed to Maturity) (c)	1,265,000	1,274,399
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,516,875
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,114,900
(Oakwood Hosp. Proj.) Series A, 5% 7/15/17	1,000,000	1,023,750
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,140,430
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (c)	1,710,000	1,770,038
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (c)	570,000	593,381
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (c)	1,435,000	1,533,541
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (c)	4,500,000	4,831,335
(Sparrow Hosp. Proj.):
Series 2007, 5% 11/15/20	2,000,000	2,045,360
5% 11/15/17	535,000	552,002
5% 11/15/18	725,000	744,437
5% 11/15/19	1,000,000	1,024,330
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,634,069
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,592,292
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
(Local Govt. Ln. Prog.):
Series A, 4.75% 12/1/09 (FGIC Insured)	$ 6,000,000	$ 6,004,800
Series CA, 0% 6/15/13 (FSA Insured)	3,850,000	2,993,183
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,086,847
7.5% 11/1/09 (AMBAC Insured)	15,000	15,044
(State Clean Wtr. Revolving Fund Proj.) 5% 10/1/27	3,725,000	3,878,582
5% 10/1/23	5,000,000	5,135,950
5.375% 10/1/19	2,005,000	2,122,353
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 3.75%, tender 8/1/07 (a)(b)	3,000,000	2,998,830
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (b)	1,000,000	1,041,340
Series BB:
7% 7/15/08 (MBIA Insured)	2,200,000	2,269,828
7% 5/1/21 (AMBAC Insured)	8,520,000	10,693,793
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	3,042,339
5.5% 11/1/16	3,000,000	3,300,510
5.25% 11/1/15 (FGIC Insured)	5,000,000	5,401,700
5.25% 10/1/16 (FSA Insured)	3,000,000	3,168,210
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,382,460
Montague Pub. School District:
5.5% 5/1/16	430,000	454,643
5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (c)	575,000	609,828
5.5% 5/1/17	430,000	454,119
5.5% 5/1/17 (Pre-Refunded to 11/1/11 @ 100) (c)	575,000	609,828
5.5% 5/1/19	430,000	453,422
5.5% 5/1/19 (Pre-Refunded to 11/1/11 @ 100) (c)	660,000	699,976
Morenci Area Schools 5.25% 5/1/21 (Pre-Refunded to 5/1/12 @ 100) (c)	1,410,000	1,485,252
Mount Clemens Cmnty. School District 5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (c)	1,000,000	1,059,750
New Haven Cmnty. Schools 5.25% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,175,000	1,243,561
New Lothrop Area Pub. Schools Gen. Oblig. 5% 5/1/35 (FSA Insured)	1,000,000	1,030,120
North Kent Swr. Auth. Wtr. & Swr. Rev.:
5% 11/1/19 (MBIA Insured)	420,000	443,020
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
North Kent Swr. Auth. Wtr. & Swr. Rev.: - continued
5% 11/1/20 (MBIA Insured)	$ 490,000	$ 515,701
5% 11/1/22 (MBIA Insured)	1,645,000	1,722,266
5% 11/1/23 (MBIA Insured)	1,290,000	1,347,586
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,617,019
5% 5/1/16 (FSA Insured)	1,475,000	1,543,883
5% 5/1/17 (FSA Insured)	3,675,000	3,863,197
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	294,482
5.5% 4/1/15 (FGIC Insured)	170,000	175,619
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	2,046,900
0% 5/1/13 (MBIA Insured)	1,700,000	1,332,307
Ovid-Elsie Area Schools Counties of Clinton, Shawassee, Saginaw and Gratiot 5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,515,000	1,585,417
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	1,430,000	1,501,500
5% 5/1/16 (MBIA Insured)	1,945,000	2,049,038
Plainwell Cmnty. School District:
5% 5/1/15 (FSA Insured)	1,030,000	1,088,617
5% 5/1/16 (FSA Insured)	1,025,000	1,083,333
5.5% 5/1/14	1,000,000	1,071,210
5.5% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,069,230
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	1,975,000	1,913,420
5.25% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (c)	1,175,000	1,243,561
5.25% 5/1/17 (Pre-Refunded to 11/1/12 @ 100) (c)	2,125,000	2,248,994
5.25% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	2,175,000	2,301,911
Riverview Cmnty. School District:
5% 5/1/14	905,000	951,897
5% 5/1/15	955,000	1,003,906
5% 5/1/17	1,000,000	1,043,950
5% 5/1/18	1,000,000	1,041,550
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (c)	1,125,000	1,193,141
5% 5/1/19 (MBIA Insured)	1,475,000	1,572,645
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series M, 5.25% 11/15/31 (MBIA Insured)	$ 2,000,000	$ 2,058,680
Saginaw Valley State Univ. Rev. 5% 7/1/37 (FSA Insured)	2,880,000	2,966,774
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,440,830
5% 4/1/19 (AMBAC Insured)	1,475,000	1,535,637
Saint Joseph School District 5.5% 5/1/18 (Pre-Refunded to 11/1/11 @ 100) (c)	1,065,000	1,129,507
South Haven Pub. Schools 5% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	1,350,000	1,416,569
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (FGIC Insured)	1,000,000	1,058,350
South Redford School District 5% 5/1/16 (MBIA Insured)	1,125,000	1,181,351
Southfield Pub. Schools:
Series A:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,025,000	1,088,714
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (c)	1,025,000	1,088,714
5.25% 5/1/19 (Pre-Refunded to 5/1/13 @ 100) (c)	1,025,000	1,088,714
5.25% 5/1/20 (Pre-Refunded to 5/1/13 @ 100) (c)	1,025,000	1,088,714
Series B, 5.125% 5/1/16 (Pre-Refunded to 5/1/14 @ 100) (c)	2,780,000	2,953,027
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities 5% 10/1/21 (MBIA Insured)	1,735,000	1,794,962
Troy School District:
5% 5/1/15	2,135,000	2,244,333
5% 5/1/15 (MBIA Insured)	1,000,000	1,060,340
5% 5/1/16 (MBIA Insured)	1,000,000	1,063,720
Utica Cmnty. Schools:
5% 5/1/15 (MBIA Insured)	1,000,000	1,060,340
5% 5/1/16 (MBIA Insured)	2,000,000	2,127,440
5% 5/1/17	3,000,000	3,130,170
5.25% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (c)	725,000	770,066
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (c)	2,250,000	2,404,328
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,075,010
Waverly Cmnty. School District:
5% 5/1/17 (FSA Insured)	3,090,000	3,257,385
5.75% 5/1/16 (Pre-Refunded to 5/1/10 @ 100) (c)	1,000,000	1,048,380
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	$ 1,000,000	$ 1,068,820
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	850,000	853,936
Western Michigan Univ. Rev. 5% 11/15/35 (FGIC Insured)	5,435,000	5,591,202
Whitehall District Schools 5.5% 5/1/15 (Pre-Refunded to 11/1/11 @ 100) (c)	1,000,000	1,059,750
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18 (FGIC Insured)	1,000,000	1,046,700
Willow Run Cmnty. Schools County of Washtenaw:
5% 5/1/17 (FSA Insured)	1,875,000	1,976,569
5.5% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (c)	1,630,000	1,718,134
Woodhaven-Brownstown School District County of Wayne 5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,875,000	1,985,250
Wyandotte City School District 5.375% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (c)	1,050,000	1,111,740
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,584,706
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,717,779
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (MBIA Insured)	4,000,000	4,142,400
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)	2,035,000	2,152,196
5% 5/1/17 (FGIC Insured)	1,500,000	1,581,255
5.25% 5/1/16 (MBIA Insured)	1,050,000	1,119,237
		542,597,034
Puerto Rico - 1.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series CC, 5.25% 7/1/36 (FSA Insured)	5,000,000	5,534,600
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,500,000	2,750,375
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,107,910
		9,392,885
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	$ 1,400,000	$ 1,374,296
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/31	2,730,000	2,740,647
		4,114,943
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $552,760,898)	557,840,018
NET OTHER ASSETS - 2.4%	13,592,310
NET ASSETS - 100%	$ 571,432,328
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.125% with Citibank	August 2037	$ 3,500,000	$ 84,128
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.3%
Escrowed/Pre-Refunded	24.7%
Water & Sewer	15.8%
Special Tax	7.3%
Health Care	5.8%
Others* (individually less than 5%)	10.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $552,760,898)		$ 557,840,018
Cash		8,296,164
Receivable for fund shares sold		251,064
Interest receivable		6,263,339
Swap agreements, at value		84,128
Prepaid expenses		1,257
Other receivables		85,915
Total assets		572,821,885

Liabilities
Payable for fund shares redeemed	$ 327,369
Distributions payable	709,076
Accrued management fee	175,334
Transfer agent fee payable	114,290
Other affiliated payables	37,064
Other payables and accrued expenses	26,424
Total liabilities		1,389,557

Net Assets		$ 571,432,328
Net Assets consist of:
Paid in capital		$ 566,149,618
Undistributed net investment income		149,413
Accumulated undistributed net realized gain (loss) on investments		(29,951)
Net unrealized appreciation (depreciation) on investments		5,163,248
Net Assets, for 49,310,602 shares outstanding		$ 571,432,328
Net Asset Value, offering price and redemption price per share ($571,432,328 ÷ 49,310,602 shares)		$ 11.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 12,564,704

Expenses
Management fee	$ 1,060,413
Transfer agent fees	227,887
Accounting fees and expenses	70,833
Custodian fees and expenses	4,111
Independent trustees' compensation	923
Registration fees	17,706
Audit	25,585
Legal	2,358
Miscellaneous	3,246
Total expenses before reductions	1,413,062
Expense reductions	(132,710)	1,280,352
Net investment income		11,284,352
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		248,281
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,286,472)
Swap agreements	84,128
Total change in net unrealized appreciation (depreciation)		(11,202,344)
Net gain (loss)		(10,954,063)
Net increase (decrease) in net assets resulting from operations		$ 330,289

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,284,352	$ 22,204,435
Net realized gain (loss)	248,281	3,038,896
Change in net unrealized appreciation (depreciation)	(11,202,344)	(1,411,938)
Net increase (decrease) in net assets resulting from operations	330,289	23,831,393
Distributions to shareholders from net investment income	(11,319,704)	(22,267,575)
Distributions to shareholders from net realized gain	(340,595)	(2,876,586)
Total distributions	(11,660,299)	(25,144,161)
Share transactions Proceeds from sales of shares	52,232,932	76,355,990
Reinvestment of distributions	7,345,400	16,630,117
Cost of shares redeemed	(48,685,497)	(85,289,779)
Net increase (decrease) in net assets resulting from share transactions	10,892,835	7,696,328
Redemption fees	421	1,406
Total increase (decrease) in net assets	(436,754)	6,384,966

Net Assets
Beginning of period	571,869,082	565,484,116
End of period (including undistributed net investment income of $149,413 and undistributed net investment income of $194,601, respectively)	$ 571,432,328	$ 571,869,082
Other Information Shares
Sold	4,446,288	6,468,719
Issued in reinvestment of distributions	626,288	1,409,257
Redeemed	(4,156,864)	(7,243,857)
Net increase (decrease)	915,712	634,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.84	$ 12.11	$ 12.22	$ 12.04	$ 11.47
Income from Investment Operations
Net investment income D	.229	.469	.472	.491	.513	.532
Net realized and unrealized gain (loss)	(.222)	.041	(.155)	(.026)	.180	.568
Total from investment operations	(.007)	.510	.317	.465	.693	1.100
Distributions from net investment income	(.230)	(.470)	(.472)	(.490)	(.513)	(.530)
Distributions from net realized gain	(.007)	(.060)	(.115)	(.085)	-	-
Total distributions	(.237)	(.530)	(.587)	(.575)	(.513)	(.530)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.59	$ 11.82	$ 11.84	$ 12.11	$ 12.22	$ 12.04
Total Return B, C	.05%	4.41%	2.67%	3.90%	5.87%	9.78%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.49%	.49%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.49% A	.49%	.49%	.50%	.50%	.50%
Expenses net of all reductions	.45% A	.44%	.45%	.48%	.49%	.48%
Net investment income	3.94% A	3.98%	3.94%	4.05%	4.22%	4.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 571,432	$ 571,869	$ 565,484	$ 559,883	$ 561,394	$ 572,242
Portfolio turnover rate	18% A	17%	23%	12%	23%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/07	% of fund's investments 12/31/06	% of fund's investments 6/30/06
0 - 30	91.2	91.1	89.1
31 - 90	4.1	0.9	1.7
91 - 180	2.5	0.8	7.2
181 - 397	2.2	7.2	2.0
Weighted Average Maturity
	6/30/07	12/31/06	6/30/06
Fidelity Michigan Municipal Money Market Fund	18 Days	26 Days	21 Days
All Tax-Free Money Market Funds Average*	24 Days	26 Days	21 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
Variable Rate Demand Notes (VRDNs) 83.5%	Variable Rate Demand Notes (VRDNs) 83.0%
Commercial Paper (including CP Mode) 5.4%	Commercial Paper (including CP Mode) 0.7%
Tender Bonds 1.1%	Tender Bonds 0.8%
Municipal Notes 1.8%	Municipal Notes 4.0%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 3.1%
Other Investments 4.4%	Other Investments 3.8%
Net Other Assets 3.8%	Net Other Assets 4.6%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.2%
	Principal Amount	Value
Michigan - 96.2%
Allen Park Pub. School District Participating VRDN Series ROC II R4007, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	$ 5,090,000	$ 5,090,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.78%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	13,675,000	13,675,000
Clarkston Cmnty. Schools Participating VRDN Series ROC II R4519, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,055,000	6,055,000
Dearborn School District Participating VRDN Series Merlots 07 C5, 3.79% (Liquidity Facility Bank of New York, New York) (a)(d)	5,000,000	5,000,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev. Participating VRDN Series PT 2371, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,080,000	3,080,000
Detroit City School District Participating VRDN:
ROC II R1033, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,300,000	2,300,000
Series PA 997, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,000,000	8,000,000
Series PT 3126, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,945,000	8,945,000
Series ROC II R4004, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	1,995,000	1,995,000
Series ROCS RR R 9015, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	3,470,000	3,470,000
Detroit Econ. Dev. Corp. Resource Recovery Rev. Participating VRDN Series Merlots 01 A90, 3.87% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	2,500,000	2,500,000
Detroit Gen. Oblig. Bonds Series A, 5% 4/1/08 (FSA Insured)	11,775,000	11,888,797
Detroit Swr. Disp. Rev.:
Bonds Series C, 5% 7/1/08 (MBIA Insured)	1,015,000	1,027,796
Participating VRDN:
Series GS 06 100 TP, 3.78% (Liquidity Facility DEPFA BANK PLC) (a)(d)	3,000,000	3,000,000
Series MACN 02 G, 3.79% (Liquidity Facility Bank of America NA) (a)(d)	8,520,000	8,520,000
Series Merlots 00 I, 3.79% (Liquidity Facility Wachovia Bank NA) (a)(d)	15,500,000	15,500,000
Series Merlots 01 A103, 3.79% (Liquidity Facility Bank of New York, New York) (a)(d)	9,965,000	9,965,000
Series Merlots 06 B1, 3.79% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,475,000	5,475,000
Series MT 324 3.78% (Liquidity Facility DEPFA BANK PLC) (a)(d)	15,000,000	15,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Participating VRDN:
Series PA 1183, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 6,000,000	$ 6,000,000
Series Putters 3756, 3.78% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	1,000,000	1,000,000
Series RBC I-2, 3.78% (Liquidity Facility Royal Bank of Canada) (a)(d)	6,000,000	6,000,000
Series ROC II R 719 PB, 3.8% (Liquidity Facility Deutsche Postbank AG) (a)(d)	6,330,000	6,330,000
Detroit Wtr. Supply Sys. Rev.:
Bonds Series B, 5.1% 7/1/07 (MBIA Insured)	1,000,000	1,000,000
Participating VRDN:
Series Merlots 00 D, 3.79% (Liquidity Facility Wachovia Bank NA) (a)(d)	4,500,000	4,500,000
Series PT 3903, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,000,000	5,000,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 3.79% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)	8,200,000	8,200,000
East Lansing School District Gen. Oblig. Participating VRDN Series SGA 114, 3.79% (Liquidity Facility Societe Generale) (a)(d)	6,000,000	6,000,000
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.79% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,975,000	2,975,000
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(d)(e)	1,515,000	1,515,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 3.75%, LOC Nat'l. City Bank Cleveland, VRDN (a)	1,700,000	1,700,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN Series EGL 98 2201, 3.8% (Liquidity Facility Citibank NA) (a)(d)	7,940,000	7,940,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago Mission Proj.) 3.89%, LOC Comerica Bank, Detroit, VRDN (a)	2,230,000	2,230,000
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Washington Foote Memorial Hosp. Proj.) Series B, 3.76%, VRDN (a)	7,600,000	7,600,000
L'Anse Creuse Pub. Schools Participating VRDN Series EGL 06 32 Class A, 3.8% (Liquidity Facility Citibank NA) (a)(d)	3,750,000	3,750,000
Lakeview School District Calhoun County:
Participating VRDN Series PT 1624, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,125,000	7,125,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Lakeview School District Calhoun County: - continued
Series B, 3.75% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	$ 6,850,000	$ 6,850,000
Michigan Bldg. Auth. Rev.:
Bonds Series II, 5.5% 10/15/08 (Pre-Refunded to 10/15/07 @ 101) (c)	10,000,000	10,154,777
Participating VRDN:
Series 06 156, 3.8% (Liquidity Facility Citibank NA) (a)(d)	7,000,000	7,000,000
Series AAB 05 33, 3.78% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	5,995,000	5,995,000
Series EGL 01 2202, 3.8% (Liquidity Facility Citibank NA) (a)(d)	3,000,000	3,000,000
Series EGL 06 0142, 3.8% (Liquidity Facility Citibank NA) (a)(d)	7,900,000	7,900,000
Series GS 07 34Z, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	6,325,000	6,325,000
Series MS 00 481X, 3.79% (Liquidity Facility Morgan Stanley) (a)(d)	2,670,000	2,670,000
Series PT 1954, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,495,000	8,495,000
Series PT 2177, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,070,000	6,070,000
Series PZ 140, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,430,000	9,430,000
Series ROC II R2064, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,965,000	6,965,000
Series ROC II R4057, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,200,000	2,200,000
Series ROC II R4551, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,945,000	2,945,000
Series ROC II R550, 3.79% (Liquidity Facility Citibank NA) (a)(d)	1,990,000	1,990,000
Series ROCS II R 2111, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,135,000	5,135,000
Series ROCS RR R 7039, 3.8% (Liquidity Facility Citigroup, Inc.) (a)(d)	10,305,000	10,305,000
Series Solar 06 21, 3.75% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	14,000,000	14,000,000
Series 5, 3.77% 7/12/07, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	15,000,000	15,000,000
Michigan Comprehensive Trans. Rev. Bonds Series A, 5.25% 5/15/08 (FSA Insured)	6,500,000	6,588,138
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Gen. Oblig.:
Participating VRDN:
Series PT 2021, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 4,380,000	$ 4,380,000
Series PT 3760, 3.79% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	1,370,000	1,370,000
TAN 4.25% 9/28/07, LOC DEPFA BANK PLC	8,900,000	8,909,322
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN:
Series LB 05 L20, 3.82% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	6,475,000	6,475,000
Series Merlots 07 C23, 3.84% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	4,900,000	4,900,000
Series MS 1280, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)(d)	2,400,000	2,400,000
Series PA 1064, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	7,420,000	7,420,000
Series XII B, 3.8% (AMBAC Insured), VRDN (a)(b)	18,500,000	18,500,000
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series ROC II R 588 CE, 3.79% (Liquidity Facility Citibank NA) (a)(d)	1,670,000	1,670,000
(Health Care Equip. Ln. Prog.):
Series B, 3.77%, LOC LaSalle Bank Midwest NA, VRDN (a)	2,200,000	2,200,000
Series C, 3.77%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,500,000	7,500,000
(Hosp. Equip. Ln. Prog.) Series B, 3.77%, LOC LaSalle Bank Midwest NA, VRDN (a)	3,600,000	3,600,000
(Munising Memorial Hosp. Assoc. Proj.) 3.78%, LOC Banco Santander Central Hispano SA, VRDN (a)	7,800,000	7,800,000
(Trinity Health Sys. Proj.) Series 2000 E, 3.75% (AMBAC Insured), VRDN (a)	4,150,000	4,150,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Hunt Club Apts. Proj.) 3.78%, LOC Fannie Mae, VRDN (a)(b)	6,345,000	6,345,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Bonds Series 2007 A, 3.85%, tender 7/2/07 (FSA Insured) (a)(b)	8,700,000	8,700,000
Series 2000 A, 3.74% (MBIA Insured), VRDN (a)(b)	3,080,000	3,080,000
Series 2002 A, 3.75% (MBIA Insured), VRDN (a)(b)	19,285,000	19,285,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 3.78% (MBIA Insured), VRDN (a)(b)	3,400,000	3,400,000
Series 2002 A, 3.78% (MBIA Insured), VRDN (a)(b)	4,620,000	4,620,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.: - continued
Series B, 3.81% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(b)	$ 7,200,000	$ 7,200,000
Series C, 3.76% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	9,750,000	9,750,000
Michigan Muni. Bond Auth. Rev.:
Bonds (State Revolving Fund Prog.) 5.125% 10/1/20 (Pre-Refunded to 10/1/07 @ 101) (c)	10,000,000	10,136,476
Participating VRDN:
Series EGL 00 2201, 3.8% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(d)	3,500,000	3,500,000
Series MS 718, 3.79% (Liquidity Facility Morgan Stanley) (a)(d)	6,077,000	6,077,000
Series MSTC 02 204, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	10,395,000	10,395,000
Series MT 287, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,000,000	7,000,000
RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	7,600,000	7,608,232
Michigan State Univ. Revs. Series 1998 A2, 3.75% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	4,950,000	4,950,000
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family Investors II Proj.) Series 1997, 4.03%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,530,000	1,530,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) Series A-1, 3.93% tender 7/19/07, CP mode (b)	5,650,000	5,650,000
Participating VRDN Series Putters 858Z, 3.83% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	12,170,000	12,170,000
(BC&C Proj.) 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,250,000	1,250,000
(Biewer of Lansing LLC Proj.) Series 1999, 3.87%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	690,000	690,000
(Bosal Ind. Proj.) Series 1998, 3.81%, LOC Bank of New York, New York, VRDN (a)(b)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 4.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,500,000	1,500,000
(Conti Properties LLC Proj.) Series 1997, 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,200,000	2,200,000
(Doss Ind. Dev. Co. Proj.) 4.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,100,000	1,100,000
(Dow Chemical Co. Proj.) 3.93%, VRDN (a)	2,000,000	2,000,000
(Fintex LLC Proj.) Series 2000, 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,390,000	1,390,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Future Fence Co. Proj.) 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	$ 2,205,000	$ 2,205,000
(Holland Home Oblig. Group Proj.) 3.77%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,000,000	1,000,000
(Holland Plastics Corp. Proj.) 3.83%, LOC LaSalle Bank NA, VRDN (a)(b)	3,680,000	3,680,000
(John H. Dekker & Sons Proj.) Series 1998, 3.89%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	845,000	845,000
(K&M Engineering, Inc. Proj.) 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,295,000	1,295,000
(LPB LLC Proj.) 4.15%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,000,000	2,000,000
(Majestic Ind., Inc. Proj.) 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,515,000	1,515,000
(MANS Proj.) Series A, 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	595,000	595,000
(Mid-American Products, Inc. Proj.) Series 1998 3.83%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,105,000	1,105,000
(PBL Enterprises, Inc. Proj.) Series 1997, 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,530,000	1,530,000
(Pioneer Laboratories, Inc. Proj.) 3.87%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,000,000	3,000,000
(S&S LLC Proj.) Series 2000, 3.98%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	1,950,000	1,950,000
(SBC Ventures LLC Proj.) 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,855,000	3,855,000
(TEI Invts. LLC Proj.) Series 1997, 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	500,000	500,000
(Temperance Enterprise Proj.) Series 1996, 3.9%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,360,000	1,360,000
(The Spiratex Co. Proj.) Series 1994, 4.3%, LOC JPMorgan Chase Bank, VRDN (a)(b)	600,000	600,000
(The Van Andel Research Institute Proj.) Series 1999, 3.8%, LOC LaSalle Bank Midwest NA, VRDN (a)	5,000,000	5,000,000
(Trilan LLC Proj.) 4.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,400,000	3,400,000
(W.H. Porter, Inc. Proj.) Series 2001, 3.83%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	2,590,000	2,590,000
(Windcrest Properties LLC Proj.) 3.9%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,500,000	3,500,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 3.78%, LOC JPMorgan Chase Bank, VRDN (a)	11,975,000	11,975,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Solid Waste Disp. Rev.:
Participating VRDN Series LB 05 F11, 3.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	$ 5,000,000	$ 5,000,000
(Grayling Gen. Station Proj.) Series 1990, 3.74%, LOC Barclays Bank PLC, VRDN (a)(b)	19,491,000	19,491,000
Michigan Sumitomo Bank Participating VRDN Series BNY 02 3, 3.82% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	5,500,000	5,500,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 3.87%, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,300,000	6,300,000
(Progressive Metal Manufacturing Co. Proj.) 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,800,000	3,800,000
Plymouth-Canton Cmnty. School District Participating VRDN Series Putters 582, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	4,125,000	4,125,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 3.79% (Liquidity Facility Morgan Stanley) (a)(d)	11,895,000	11,895,000
Saline Area Schools 3.75% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	16,000,000	16,000,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 3.78%, LOC Comerica Bank, Detroit, VRDN (a)	11,555,000	11,555,000
Southfield Library Bldg. Auth. Participating VRDN Series ROC II R7521, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,640,000	2,640,000
Univ. of Michigan Univ. Rev.:
(Med. Svc. Plan Proj.) Series 1995 A, 3.75%, VRDN (a)	7,400,000	7,400,000
(Univ. of Michigan Hosp. Proj.) Series 1995 A, 3.75%, VRDN (a)	22,680,000	22,680,000
Series 1992 A, 3.9%, VRDN (a)	6,450,000	6,450,000
Series F, 3.73% 9/19/07, CP	7,895,000	7,895,000
Series G:
3.75% 7/18/07, CP	9,100,000	9,100,000
3.76% 8/13/07, CP	12,390,000	12,390,000
Van Buren Township Local Dev. Fin. Auth. Participating VRDN Series ROC 4518, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	7,605,000	7,605,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 3.78%, LOC KBC Bank NV, VRDN (a)	6,500,000	6,500,000
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 06 16 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(b)(d)	4,950,000	4,950,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Wayne County Arpt. Auth. Rev. Participating VRDN: - continued
Series EGL 07 0017, 3.81% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(d)	$ 8,600,000	$ 8,600,000
Series EGL 07 0083, 3.81% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(d)	4,320,000	4,320,000
Series EGL 720053029 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(b)(d)	6,600,000	6,600,000
Series MACN 05 T, 3.82% (Liquidity Facility Bank of America NA) (a)(b)(d)	3,640,000	3,640,000
Series MT 115, 3.81% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(d)	8,835,000	8,835,000
Series MT 203, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	6,500,000	6,500,000
Series Putters 1081Z, 3.83% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	4,750,000	4,750,000
Series Putters 836, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	6,055,000	6,055,000
Series ROC II R 353, 3.82% (Liquidity Facility Citibank NA) (a)(b)(d)	3,970,000	3,970,000
Series ROC II R 9009, 3.82% (Liquidity Facility Citigroup, Inc.) (a)(b)(d)	4,560,000	4,560,000
Series ROC II R442, 3.82% (Liquidity Facility Citibank NA) (a)(b)(d)	9,795,000	9,795,000
Whitmore Lake Pub. School District Participating VRDN Series ROC II R4515, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	3,840,000	3,840,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) 3.89%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	15,410,000	15,410,000
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $890,321,538)		890,321,538
NET OTHER ASSETS - 3.8%		35,215,855
NET ASSETS - 100%		$ 925,537,393
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,515,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV)	12/12/06	$ 1,515,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 142,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $890,321,538)		$ 890,321,538
Cash		43,665,269
Receivable for fund shares sold		13,071,017
Interest receivable		6,258,583
Distributions receivable from Fidelity Central Funds		39,585
Prepaid expenses		1,757
Other receivables		288,930
Total assets		953,646,679

Liabilities
Payable for investments purchased	$ 20,298,913
Payable for fund shares redeemed	7,110,979
Distributions payable	30,778
Accrued management fee	280,513
Other affiliated payables	364,712
Other payables and accrued expenses	23,391
Total liabilities		28,109,286

Net Assets		$ 925,537,393
Net Assets consist of:
Paid in capital		$ 925,503,506
Undistributed net investment income		24,432
Accumulated undistributed net realized gain (loss) on investments		9,455
Net Assets, for 924,978,462 shares outstanding		$ 925,537,393
Net Asset Value, offering price and redemption price per share ($925,537,393 ÷ 924,978,462 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 15,619,310
Income from Fidelity Central Funds		142,957
Total income		15,762,267

Expenses
Management fee	$ 1,615,084
Transfer agent fees	674,784
Accounting fees and expenses	53,825
Custodian fees and expenses	6,447
Independent trustees' compensation	1,348
Registration fees	13,866
Audit	21,056
Legal	3,485
Miscellaneous	3,098
Total expenses before reductions	2,392,993
Expense reductions	(603,341)	1,789,652
Net investment income		13,972,615
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(21,254)
Net increase in net assets resulting from operations		$ 13,951,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,972,615	$ 22,253,879
Net realized gain (loss)	(21,254)	41,831
Net increase in net assets resulting from operations	13,951,361	22,295,710
Distributions to shareholders from net investment income	(13,972,745)	(22,254,630)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,455,451,476	2,424,977,939
Reinvestment of distributions	13,769,109	21,875,678
Cost of shares redeemed	(1,408,624,822)	(2,276,982,568)
Net increase (decrease) in net assets and shares resulting from share transactions	60,595,763	169,871,049
Total increase (decrease) in net assets	60,574,379	169,912,129

Net Assets
Beginning of period	864,963,014	695,050,885
End of period (including undistributed net investment income of $24,432 and undistributed net investment income of $24,562, respectively)	$ 925,537,393	$ 864,963,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.030	.020	.007	.006	.010
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.016	.030	.020	.007	.006	.010
Distributions from net investment income	(.016)	(.030)	(.020)	(.007)	(.006)	(.010)
Distributions from net realized gain	-	-	- F	-	- F	-
Total distributions	(.016)	(.030)	(.020)	(.007)	(.006)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.60%	3.01%	1.99%	.73%	.63%	1.03%
Ratios to Average Net Assets D, E
Expenses before reductions	.55% A	.56%	.56%	.57%	.56%	.56%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.57%	.56%	.56%
Expenses net of all reductions	.41% A	.41%	.46%	.55%	.55%	.52%
Net investment income	3.20% A	2.97%	1.97%	.72%	.61%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 925,537	$ 864,963	$ 695,051	$ 608,121	$ 588,292	$ 568,762

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Michigan Municipal Income Fund	$ 552,686,464	$ 10,618,678	$ (5,465,124)	$ 5,153,554
Fidelity Michigan Municipal Money Market Fund	890,321,538	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Swap Agreements. The Income Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the Fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $60,119,875 and $52,108,033, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%	|
Fidelity Michigan Municipal Money Market Fund	.15%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Michigan Municipal Income Fund	$703

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Michigan Municipal Income Fund	$ 4,111	$ 116,730	$ 11,869
Fidelity Michigan Municipal Money Market Fund	6,447	595,658	1,236

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Michigan Municipal Income Fund / Fidelity Michigan Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Michigan Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 26% would mean that 74% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Michigan Municipal Income Fund

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity Research & Analysis Company

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MIR-USAN-0807
1.787785.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ohio Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Fidelity Ohio Municipal Income Fund
Actual	$ 1,000.00	$ 997.90	$ 2.48
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Ohio Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,016.10	$ 2.65
HypotheticalA	$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Ohio Municipal Income Fund	.50%
Fidelity Ohio Municipal Money Market Fund	.53%

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.8	38.3
Water & Sewer	13.0	11.7
Education	12.7	14.2
Escrowed/Pre-Refunded	12.8	12.6
Health Care	7.2	6.8
Weighted Average Maturity as of June 30, 2007
		6 months ago
Years	7.2	6.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of June 30, 2007
6 months ago
Years	6.6	6.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA 67.4%	AAA 64.8%
AA,A 29.3%	AA,A 31.8%
BBB 2.6%	BBB 2.5%
BB and Below 0.1%	BB and Below 0.1%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 1,000,000	$ 1,020,700
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	470,000	496,969
		1,517,669
Ohio - 96.8%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	2,000,000	2,012,240
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,546,050
5% 1/1/15	1,300,000	1,339,260
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,340,850
Akron Ctfs. of Prtn. 5% 12/1/15	1,475,000	1,555,653
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,721,606
Avon Lake City School District 5% 12/1/14 (MBIA Insured)	1,205,000	1,278,360
Brookville Local School District:
5% 12/1/31 (Pre-Refunded to 12/1/13 @ 100) (c)	1,000,000	1,055,400
5.25% 12/1/20 (Pre-Refunded to 12/1/13 @ 100) (c)	1,875,000	2,005,125
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,305,000	2,543,083
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,310,362
Butler County Gen. Oblig. 5.25% 12/1/16 (Pre-Refunded to 12/1/13 @ 100) (c)	1,820,000	1,946,308
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,581,359
Butler County Trans. Impt. District 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,071,444
Canal Winchester Local School District:
5% 12/1/18 (MBIA Insured)	1,030,000	1,082,788
5% 12/1/18 (Pre-Refunded to 6/1/15 @ 100) (c)	1,005,000	1,067,601
Chagrin Falls Exempted Village School District 5.25% 12/1/19 (MBIA Insured)	1,915,000	2,031,758
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,586,550
5.25% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (c)	2,000,000	2,138,800
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,268,830
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cincinnati City School District Ctfs. Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	$ 1,000,000	$ 1,035,760
Cincinnati Gen. Oblig. 5.375% 12/1/20	2,000,000	2,080,200
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series A, 7.25% 2/1/08 (b)	4,000,000	4,009,400
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	2,500,000	2,592,325
Cleveland Arpt. Sys. Rev. Series C, 5% 1/1/20 (FSA Insured)	3,500,000	3,661,455
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,202,960
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,254,141
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,319,650
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,056,535
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,361,279
5.25% 12/1/19 (FSA Insured)	1,045,000	1,112,079
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,851,078
Cleveland Pub. Pwr. Sys. Rev.:
Series A:
0% 11/15/10 (MBIA Insured)	1,435,000	1,249,124
0% 11/15/11 (MBIA Insured)	2,395,000	1,997,071
0% 11/15/10 (Escrowed to Maturity) (c)	1,250,000	1,092,763
0% 11/15/11 (Escrowed to Maturity) (c)	245,000	205,433
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,582,578
Series A, 4.5% 6/1/25 (FGIC Insured)	450,000	439,169
5% 6/1/34 (FGIC Insured)	5,000,000	5,131,850
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,556,967
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	45,442
Series I, 5% 1/1/28 (Pre-Refunded to 1/1/08 @ 101) (c)	25,000	25,398
Columbus City School District:
(School Facilities Construction and Impt. Proj.) 5% 12/1/18 (FSA Insured)	5,000,000	5,296,000
5.25% 12/1/25 (Pre-Refunded to 12/1/14 @ 100) (c)	3,780,000	4,070,077
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/11 (MBIA Insured)	$ 2,400,000	$ 2,019,840
0% 10/1/12 (MBIA Insured)	1,405,000	1,133,554
5% 12/1/19	3,000,000	3,170,550
Dayton School District (School Facility Contruction & Impt. Proj.) Series A, 5% 12/1/31 (FGIC Insured)	5,000,000	5,149,100
Delaware County Sanitation Swr. Sys. 4% 12/1/20 (FSA Insured)	625,000	582,281
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,364,214
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,154,850
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,406,986
Fairview Park City School District Gen. Oblig. 5% 12/1/33 (MBIA Insured)	4,350,000	4,496,073
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured)	5,955,000	6,156,994
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,212,920
Franklin County Hosp. Rev. 5.5% 5/1/13 (Pre-Refunded to 5/1/11 @ 101) (c)	1,130,000	1,199,167
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,560,310
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,071,340
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,111,180
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured)	775,000	704,243
Hamilton City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,071,040
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,081,689
5% 12/1/18 (FGIC Insured)	1,075,000	1,124,085
5% 12/1/19 (FGIC Insured)	2,190,000	2,283,316
5% 12/1/19 (FGIC Insured)	1,130,000	1,178,149
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (MBIA Insured)	1,070,000	1,126,507
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	1,949,853
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,734,155
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,867,016
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	$ 960,000	$ 991,642
Hamilton County Swr. Sys. Rev. Series 06A, 5% 12/1/17 (MBIA Insured)	2,050,000	2,171,360
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,047,620
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,046,750
Hilliard School District 0% 12/1/11 (FGIC Insured)	3,720,000	3,109,585
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (MBIA Insured)	2,285,000	2,370,619
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,458,828
Kettering City School District 5.25% 12/1/31 (FSA Insured)	4,250,000	4,665,650
Kings Local School District 5% 12/1/19 (MBIA Insured)	1,365,000	1,428,814
Lakewood City School District:
0% 12/1/14 (FSA Insured)	495,000	361,746
0% 12/1/15 (FSA Insured)	1,500,000	1,044,720
0% 12/1/16 (FSA Insured)	1,200,000	796,164
5.25% 12/1/15 (Pre-Refunded to 12/1/14 @ 100) (c)	1,000,000	1,076,740
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,027,300
5.5% 2/15/11	1,875,000	1,938,656
5.5% 2/15/12	1,000,000	1,043,290
Licking Heights Local School District:
(Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (MBIA Insured)	3,860,000	3,971,515
5% 12/1/28 (FGIC Insured)	5,135,000	5,291,874
Lorain County Gen. Oblig. 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,178,219
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,173,500
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,091,100
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,254,384
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,158,400
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	320,000	303,706
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	250,000	238,853
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	370,000	352,540
4.75% 12/1/47 (XL Cap. Assurance, Inc. Insured)	1,000,000	970,250
Middletown City School District:
5% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (c)	1,175,000	1,240,095
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Middletown City School District: - continued
5% 12/1/19 (Pre-Refunded to 12/1/13 @ 100) (c)	$ 1,110,000	$ 1,171,494
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,348,516
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	1,470,000	1,565,844
6% 12/1/19 (Escrowed to Maturity) (c)	1,530,000	1,630,628
6% 12/1/26 (Escrowed to Maturity) (c)	3,000,000	3,194,760
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,341,284
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,224,442
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. 4.25% 11/15/20 (MBIA Insured)	1,000,000	974,070
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/12 (FSA Insured)	1,000,000	1,059,490
(Juvenile Correctional Bldg. Fund Prog.):
Series A, 5.5% 4/1/12 (Pre-Refunded to 4/1/11 @ 100) (c)	2,960,000	3,119,929
5% 4/1/17 (MBIA Insured)	2,485,000	2,582,710
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/10	1,000,000	887,040
0% 8/1/14	1,375,000	1,006,514
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375% 8/1/16	5,980,000	6,307,525
(Mental Health Cap. Facilities Proj.) Series IIA, 5.25% 6/1/17 (Pre-Refunded to 6/1/12 @ 100) (c)	2,670,000	2,818,452
Series 2002 B, 5.25% 11/1/20	2,520,000	2,657,164
Series A, 5.5% 9/15/16	11,060,000	11,728,902
Series D, 5% 3/1/24	3,415,000	3,535,891
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B:
5.5% 10/1/21 (Pre-Refunded to 10/1/12 @ 100) (c)	2,000,000	2,139,420
6.5% 10/1/20	2,335,000	2,767,442
6.125% 10/1/15	2,000,000	2,261,180
6.25% 10/1/16	2,500,000	2,884,775
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,037,930
(Univ. Hosp. Health Sys. Proj.) Series A, 4.75% 1/15/46	1,950,000	1,844,778
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. of Dayton Proj.) 5% 12/1/17 (AMBAC Insured)	$ 2,170,000	$ 2,282,254
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,271,984
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,642,810
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (a)(b)	3,020,000	3,024,923
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,174,950
Series B, 5.25% 6/1/16	5,000,000	5,306,750
Ohio Tpk. Commission Tpk. Rev. 5.5% 2/15/26	3,700,000	3,859,433
Ohio Univ. Gen. Receipts Athens:
Subseries B, 5% 12/1/31 (FSA Insured)	3,540,000	3,682,627
5% 12/1/18 (MBIA Insured)	1,980,000	2,064,368
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	2,842,943
5.25% 12/1/18	2,610,000	2,848,815
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,717,841
5% 12/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	6,300,000	6,661,053
5.25% 12/1/15	2,200,000	2,361,546
5.5% 6/1/17	3,960,000	4,383,641
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (c)	1,685,000	1,831,376
5% 12/1/17	3,765,000	3,948,393
5.25% 6/1/13 (MBIA Insured)	1,295,000	1,375,148
5.25% 12/1/13 (MBIA Insured)	1,305,000	1,391,769
5.25% 6/1/14 (MBIA Insured)	1,250,000	1,336,425
5.25% 12/1/14 (MBIA Insured)	1,260,000	1,352,522
5.25% 12/1/15 (MBIA Insured)	1,180,000	1,272,134
5.25% 6/1/17 (MBIA Insured)	1,160,000	1,259,783
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (b)	6,350,000	6,374,765
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
5% 6/1/18	2,000,000	2,092,540
5.25% 12/1/19	1,975,000	2,161,815
Olentangy Local School District:
(School Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/15 (Pre-Refunded to 6/1/14 @ 100) (c)	1,055,000	1,146,975
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Olentangy Local School District: - continued
5% 12/1/30 (FSA Insured)	$ 5,345,000	$ 5,543,727
Otsego Local School District Wood, Henry & Lucas Counties 5.375% 12/1/32 (Pre-Refunded to 12/1/14 @ 100) (c)	1,000,000	1,084,670
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,859,949
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,054,848
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,054,261
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	533,215
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (c)	1,000,000	1,085,650
6.375% 11/15/30	330,000	350,965
6.375% 11/15/30 (Pre-Refunded to 11/15/10 @ 101) (c)	670,000	727,386
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,074,410
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,217,034
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,068,160
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,494,233
Springboro Cmnty. City School District:
5.25% 12/1/20 (FSA Insured)	2,780,000	3,034,982
5.25% 12/1/21 (Pre-Refunded to 6/1/14 @ 100) (c)	3,440,000	3,688,506
Sugarcreek Local School District (School Impt. Proj.):
5% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (c)	1,030,000	1,087,062
5% 12/1/31 (Pre-Refunded to 12/1/13 @ 100) (c)	300,000	316,620
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,748,651
5.25% 12/1/21	1,740,000	1,846,627
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,139,720
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,163,480
5% 11/15/30 (MBIA Insured)	3,500,000	3,618,160
Univ. of Akron Gen. Receipts Series B, 5% 1/1/27 (FGIC Insured)	1,405,000	1,451,337
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,097,459
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Ctfs. of Prtn.: - continued
5.5% 6/1/12 (MBIA Insured)	$ 1,315,000	$ 1,380,158
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,048,250
Univ. of Cincinnati Gen. Receipts Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,510,979
5% 6/1/19 (AMBAC Insured)	1,520,000	1,584,767
Warren County Gen. Oblig.:
6.1% 12/1/12	440,000	461,938
6.65% 12/1/11	280,000	295,492
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (FGIC Insured)	1,060,000	1,091,546
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,441,248
5% 5/1/18 (MBIA Insured)	1,440,000	1,505,030
5% 5/1/19 (MBIA Insured)	1,515,000	1,580,675
		403,426,451
Puerto Rico - 1.3%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	2,725,000	2,865,855
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,435,603
Puerto Rico Pub. Bldg. Auth. Rev. Series G, 5.25% 7/1/13	1,000,000	1,044,070
		5,345,528
Virgin Islands - 0.9%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	1,100,000	1,079,804
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	509,395
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/22	2,000,000	2,033,020
		3,622,219
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $412,208,852)	413,911,867
NET OTHER ASSETS - 0.6%	2,621,781
NET ASSETS - 100%	$ 416,533,648
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.125% with Citibank	August 2037	$ 1,500,000	$ 36,055
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.8%
Water & Sewer	13.0%
Education	12.7%
Escrowed/Pre-Refunded	12.8%
Health Care	7.2%
Others* (individually less than 5%)	14.5%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $412,208,852)		$ 413,911,867
Cash		717,714
Receivable for investments sold		37,934
Receivable for fund shares sold		239,520
Interest receivable		3,021,343
Swap agreements, at value		36,055
Prepaid expenses		939
Other receivables		34,685
Total assets		418,000,057

Liabilities
Payable for fund shares redeemed	$ 818,694
Distributions payable	385,052
Accrued management fee	127,533
Transfer agent fee payable	80,670
Other affiliated payables	28,697
Other payables and accrued expenses	25,763
Total liabilities		1,466,409

Net Assets		$ 416,533,648
Net Assets consist of:
Paid in capital		$ 414,146,608
Undistributed net investment income		103,317
Accumulated undistributed net realized gain (loss) on investments		544,653
Net unrealized appreciation (depreciation) on investments		1,739,070
Net Assets, for 36,755,608 shares outstanding		$ 416,533,648
Net Asset Value, offering price and redemption price per share ($416,533,648 ÷ 36,755,608 shares)		$ 11.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 9,123,477

Expenses
Management fee	$ 774,482
Transfer agent fees	160,798
Accounting fees and expenses	54,669
Custodian fees and expenses	3,039
Independent trustees' compensation	682
Registration fees	14,463
Audit	25,219
Legal	1,310
Miscellaneous	2,311
Total expenses before reductions	1,036,973
Expense reductions	(51,503)	985,470
Net investment income		8,138,007
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	763,193
Futures contracts	(23,060)
Total net realized gain (loss)		740,133
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,649,440)
Futures contracts	205
Swap agreements	36,055
Total change in net unrealized appreciation (depreciation)		(9,613,180)
Net gain (loss)		(8,873,047)
Net increase (decrease) in net assets resulting from operations		$ (735,040)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,138,007	$ 16,563,469
Net realized gain (loss)	740,133	5,031,324
Change in net unrealized appreciation (depreciation)	(9,613,180)	(3,467,937)
Net increase (decrease) in net assets resulting from operations	(735,040)	18,126,856
Distributions to shareholders from net investment income	(8,137,266)	(16,558,868)
Distributions to shareholders from net realized gain	(907,060)	(3,971,411)
Total distributions	(9,044,326)	(20,530,279)
Share transactions Proceeds from sales of shares	28,538,892	44,437,006
Reinvestment of distributions	6,503,127	14,914,786
Cost of shares redeemed	(30,607,269)	(59,920,439)
Net increase (decrease) in net assets resulting from share transactions	4,434,750	(568,647)
Redemption fees	275	906
Total increase (decrease) in net assets	(5,344,341)	(2,971,164)

Net Assets
Beginning of period	421,877,989	424,849,153
End of period (including undistributed net investment income of $103,317 and undistributed net investment income of $175,678, respectively)	$ 416,533,648	$ 421,877,989
Other Information Shares
Sold	2,479,869	3,827,254
Issued in reinvestment of distributions	566,002	1,285,302
Redeemed	(2,667,249)	(5,176,446)
Net increase (decrease)	378,622	(63,890)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 11.66	$ 11.98	$ 12.10	$ 12.03	$ 11.54
Income from Investment Operations
Net investment income D	.222	.459	.476	.496	.507	.527
Net realized and unrealized gain (loss)	(.245)	.050	(.135)	.026	.166	.568
Total from investment operations	(.023)	.509	.341	.522	.673	1.095
Distributions from net investment income	(.222)	(.459)	(.476)	(.497)	(.508)	(.525)
Distributions from net realized gain	(.025)	(.110)	(.185)	(.145)	(.095)	(.080)
Total distributions	(.247)	(.569)	(.661)	(.642)	(.603)	(.605)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.33	$ 11.60	$ 11.66	$ 11.98	$ 12.10	$ 12.03
Total Return B, C	(.21)%	4.47%	2.90%	4.44%	5.72%	9.68%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.49%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.50% A	.49%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.47% A	.45%	.47%	.49%	.50%	.49%
Net investment income	3.89% A	3.96%	4.00%	4.13%	4.20%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 416,534	$ 421,878	$ 424,849	$ 423,597	$ 431,039	$ 435,057
Portfolio turnover rate	25% A	19%	23%	26%	22%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/07	% of fund's investments 12/31/06	% of fund's investments 6/30/06
0 - 30	83.9	85.7	87.4
31 - 90	4.8	2.3	5.8
91 - 180	3.7	2.7	3.7
181 - 397	7.6	9.3	3.1
Weighted Average Maturity
	6/30/07	12/31/06	6/30/06
Fidelity Ohio Municipal Money Market Fund	35 Days	38 Days	24 Days
Ohio Tax-Free Money Market Funds Average*	36 Days	39 Days	32 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
Variable Rate Demand Notes (VRDNs) 81.1%	Variable Rate Demand Notes (VRDNs) 81.8%
Commercial Paper (including CP Mode) 1.0%	Commercial Paper (including CP Mode) 0.5%
Tender Bonds 0.8%	Tender Bonds 0.9%
Municipal Notes 13.5%	Municipal Notes 11.4%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 1.3%
Other Investments 0.2%	Other Investments 1.2%
Net Other Assets 3.4%	Net Other Assets 2.9%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.6%
	Principal Amount	Value
Ohio - 96.2%
Akron Income Tax Rev. Participating VRDN Series ROC II R2137, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 3,160,000	$ 3,160,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 3.78%, tender 8/15/07 (b)	7,980,000	7,980,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series 1996 A, 3.87%, LOC KeyBank NA, VRDN (b)(c)	1,530,000	1,530,000
Avon Local School District BAN (School Construction Proj.) 4.125% 1/11/08	1,510,000	1,513,828
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.) 3.78%, LOC Nat'l. City Bank Cleveland, VRDN (b)	7,350,000	7,350,000
Butler County Hosp. Facilities Rev. Participating VRDN Series ROC II R 11 006, 3.79% (Liquidity Facility Citibank NA) (b)(d)	6,665,000	6,665,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 3.9%, LOC Nat'l. City Bank Cleveland, VRDN (b)	3,350,000	3,350,000
Cincinnati City School District Participating VRDN Series Putters 1177, 3.79% (Liquidity Facility Deutsche Postbank AG) (b)(d)	13,630,000	13,630,000
Cincinnati School Dev. Participating VRDN Series ROC II RR 9033 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,290,000	2,290,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series ROC II R7528, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,610,000	2,610,000
Clark County Gen. Oblig. BAN:
3.83% 11/14/07	3,000,000	3,002,482
4% 5/8/08	1,000,000	1,002,293
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 3.87%, LOC KeyBank NA, VRDN (b)(c)	1,315,000	1,315,000
Cleveland Arpt. Sys. Rev. Participating VRDN:
Series PT 3731, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,000,000	15,000,000
Series PT 799, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,500,000	1,500,000
Series Stars 06 149, 3.81% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	7,885,000	7,885,000
Cleveland-Cuyahoga County Port Auth. Rev.:
(Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 3.8%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,575,000	11,575,000
(Euclid/93rd Garage & Office LLC Proj.) Series 2003, 3.8%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,000,000	6,000,000
Clinton Massie Local School District BAN (School Construction Proj.) 4% 11/21/07	2,180,000	2,183,049
Columbus City School District Participating VRDN Series 1488, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,330,000	3,330,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Columbus Gen. Oblig.:
Bonds 5.25% 1/1/08	$ 1,000,000	$ 1,008,660
Participating VRDN Series Putters 162, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,130,000	5,130,000
Crawford County Hosp. Facilities Rev. (Galion Cmnty. Hosp. Proj.) 3.85%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	5,000,000	5,000,000
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 3.85%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	3,440,000	3,440,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 3.8%, LOC KeyBank NA, VRDN (b)	4,255,000	4,255,000
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 3.78%, LOC Bank of New York, New York, VRDN (b)	6,300,000	6,300,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 3.78%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,965,000	5,965,000
Cuyahoga County Hosp. Rev. Participating VRDN Series MT 264, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,890,000	2,890,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 4.15%, LOC JPMorgan Chase Bank, VRDN (b)(c)	990,000	990,000
(Pubco Corp. Proj.) Series 2001, 3.85%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	2,140,000	2,140,000
(The Great Lakes Brewing Co. Proj.) 4%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	4,300,000	4,300,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Subseries B3, 3.91%, VRDN (b)	2,600,000	2,600,000
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 3.81%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	7,015,000	7,015,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 3.91% (Deutsche Post AG Guaranteed), VRDN (b)(c)	10,000,000	10,000,000
Series 2007 B, 3.91% (Deutsche Post AG Guaranteed), VRDN (b)(c)	10,000,000	10,000,000
Series 2007 C, 3.91% (Deutsche Post AG Guaranteed), VRDN (b)(c)	10,000,000	10,000,000
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 3.85%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,425,000	3,425,000
Delaware Gen. Oblig. BAN 4% 5/8/08	9,900,000	9,926,826
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Elyria Gen. Oblig. BAN Series A, 4.5% 7/19/07	$ 4,500,000	$ 4,501,502
Erie County Gen. Oblig. BAN:
4.25% 9/27/07	5,000,000	5,006,471
4.25% 9/27/07	7,500,000	7,509,706
4.5% 9/27/07	700,000	701,319
Erie County Hosp. Facilities Rev. Participating VRDN Series MT 253, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,490,000	7,490,000
Erie County Multi-family Hsg. Rev. (Providence Residential Cmnty. Corp. Proj.) Series 1999 A, 3.78%, LOC JPMorgan Chase Bank, VRDN (b)	8,025,000	8,025,000
Euclid Gen. Oblig. BAN (Waterline Impt. Proj.) 4% 10/30/07	3,000,000	3,003,352
Fairfield County Gen. Oblig. BAN 4% 12/6/07	2,200,000	2,203,762
Franklin County Health Care Facilities Rev. (Willow Brook Christian Village Proj.) 3.8%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	10,790,000	10,790,000
Franklin County Multi-family Rev. (Hanover Ridge Apts. Proj. 3.8%, LOC Fannie Mae, VRDN (b)(c)	4,350,000	4,350,000
Greene County Gen. Oblig. BAN Series E, 4.25% 11/20/07	4,505,000	4,515,094
Grove City Gen. Oblig. BAN 4% 3/14/08	9,530,240	9,556,679
Hamilton City School District Participating VRDN Series Putters 1766, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,245,000	4,245,000
Hamilton County Health Care Facilities Rev. 3.77%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,950,000	3,950,000
Hamilton County Sales Tax Rev. Participating VRDN:
Series MS 06 1839, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	8,150,000	8,150,000
Series Putters 1875, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,260,000	5,260,000
Hamilton Gen. Oblig. BAN 4.5% 9/14/07	11,210,000	11,227,762
Hancock County Gen. Oblig. BAN 4.5% 11/8/07	4,000,000	4,010,880
Jackson Local School District Stark & Summit Counties Participating VRDN Series PT 2334, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,890,000	7,890,000
Kettering Indl. Dev. Rev. (Millat Inds. Corp. Proj.) 3.9%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	2,510,000	2,510,000
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 4.03%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	660,000	660,000
(Norshar Co. Proj.) 4.15%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,720,000	2,720,000
Lebanon Gen. Oblig. BAN 4.25% 5/30/08	5,270,000	5,296,475
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 3.83%, LOC JPMorgan Chase Bank, VRDN (b)	4,500,000	4,500,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Lorain County Gen. Oblig. BAN (Swr. Systems Impt. Proj.) Series C, 4.5% 11/14/07	$ 1,850,000	$ 1,856,055
Lucas County Multi-family Rev. (Lakewoods Proj.) 3.87%, LOC KeyBank NA, VRDN (b)(c)	4,000,000	4,000,000
Marysville Gen. Oblig. BAN 4.125% 6/5/08	7,670,000	7,700,579
Mason Gen. Oblig. BAN 4.25% 3/13/08	2,600,000	2,610,522
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 3.83%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	4,000,000	4,000,000
Medina County Indl. Dev. Rev. (Rembond Proj.) Series 1996, 4.15%, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,445,000	1,445,000
Middletown Hosp. Facilities Rev. Participating VRDN Series MT 239, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,000,000	8,000,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997, 4.03%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	2,415,000	2,415,000
(Kettering Affiliated Proj.) 3.83%, LOC JPMorgan Chase Bank, VRDN (b)	6,775,000	6,775,000
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor Invts.-Lyons Gate Proj.) 3.8%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(c)	4,287,000	4,287,000
New Albany Gen. Oblig. BAN 4.25% 12/13/07	2,800,000	2,807,409
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN Series Putters 1887, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,585,000	5,585,000
Ohio Air Quality Participating VRDN Series LB 06 47, 3.82% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	9,990,000	9,990,000
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series PA 1415 R, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	11,500,000	11,500,000
(AK Steel Corp. Proj.) Series A, 3.81%, LOC ABN-AMRO Bank NV, VRDN (b)(c)	23,500,000	23,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A:
3.94%, LOC Cr. Lyonnais SA, VRDN (b)(c)	12,100,000	12,100,000
3.98%, VRDN (b)	7,800,000	7,800,000
(FirstEnergy Corp. Proj.) Series A, 3.76%, LOC Wachovia Bank NA, VRDN (b)(c)	20,100,000	20,100,000
Ohio Bldg. Auth. Participating VRDN:
Series Putters 790, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,340,000	5,340,000
Series Putters 793, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,060,000	2,060,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Consolidated Pub. Impt. Participating VRDN Series EC 1139, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 19,900,000	$ 19,900,000
Ohio Gen. Oblig.:
Bonds (Hwy. Cap. Improvements Buckeye Savers Prog.) Series K, 4% 5/1/08	1,450,000	1,453,876
Participating VRDN:
Series EC 1073, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,440,000	1,440,000
Series EC 1074, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,800,000	6,800,000
Series Putters 1295, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,990,000	2,990,000
Series Putters 1394, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,140,000	5,140,000
Ohio Higher Ed. Participating VRDN Series ROC II R 11009, 3.79% (Liquidity Facility Citibank NA) (b)(d)	7,875,000	7,875,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN:
Series EGL 07 0041, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	9,700,000	9,700,000
Series EGL 7053020 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	25,020,000	25,019,997
Series PT 3877, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,970,000	4,970,000
(Ashland Univ. Proj.) 3.78%, LOC KeyBank NA, VRDN (b)	16,670,000	16,670,000
(Pooled Fing. Prog.):
Series 1996, 3.83%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,300,000	1,300,000
Series 1997, 3.83%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,600,000	3,600,000
Series 1998, 3.83%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	8,805,000	8,805,000
Series 1999, 3.83%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	8,080,000	8,080,000
Series A, 3.8%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,160,000	1,160,000
(Univ. of Northwestern Ohio Proj.) 3.85%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	9,750,000	9,750,000
3.72% 8/10/07 (Liquidity Facility JPMorgan Chase Bank), CP	9,900,000	9,900,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 3.82% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	6,720,000	6,720,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series BA 01 I, 3.82% (Liquidity Facility Bank of America NA) (b)(c)(d)	$ 2,700,000	$ 2,700,000
Series BA 98 B, 3.82% (Liquidity Facility Bank of America NA) (b)(c)(d)	12,470,000	12,470,000
Series BA 98 Q, 3.88% (Liquidity Facility Bank of America NA) (b)(c)(d)	4,505,000	4,505,000
Series BS 3055, 3.81% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)(d)	9,995,000	9,995,000
Series BS 7050, 3.81% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)(d)	7,500,000	7,500,000
Series LB 03 L46J, 3.82% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,680,000	4,680,000
Series Merlots 00 A1, 3.84% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	2,580,000	2,580,000
Series Merlots 01 A78, 3.84% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,315,000	1,315,000
Series Merlots 02 A34, 3.84% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,065,000	1,065,000
Series Merlots 05 A16, 3.84% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	4,570,000	4,570,000
Series Merlots 06 A2, 3.84% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	8,530,000	8,530,000
Series PT 228, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,905,000	2,905,000
Series PT 567, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	40,000	40,000
Series PT 582, 3.79% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(d)	4,930,000	4,930,000
Series Putters 1334, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	9,850,000	9,850,000
(Mortgage-Backed Securities Prog.) Series 2005 B2, 3.79% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(c)	7,530,000	7,530,000
Series B, 3.78% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(c)	11,990,000	11,990,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.78%, LOC Charter One Bank NA, VRDN (b)(c)	5,700,000	5,700,000
(Pedcor Invts. Willow Lake Apts. Proj.):
Series A, 3.8%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	2,835,000	2,835,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.: - continued
(Pedcor Invts. Willow Lake Apts. Proj.):
Series B, 3.9%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	$ 465,000	$ 465,000
Series C, 3.9%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	360,000	360,000
Series D, 3.9%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	360,000	360,000
(Pine Crossing Apts. Proj.) 3.79%, LOC LaSalle Bank NA, VRDN (b)(c)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 3.81%, LOC Fannie Mae, VRDN (b)(c)	11,800,000	11,800,000
(Wingate at Belle Meadows Proj.) 3.81%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(c)	8,750,000	8,750,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Participating VRDN Series Putters 1549, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	7,530,000	7,530,000
Series 06N, 3.79% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	20,000,000	20,000,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.) Series 1998, 3.95%, VRDN (b)(c)	8,975,000	8,975,000
(BP Products NA, Inc. Proj.) 3.95% (BP PLC Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
(Republic Svcs., Inc. Proj.) 4%, VRDN (b)(c)	7,700,000	7,700,000
Ohio State Hsg. Fin. Agcy. Residential Mtg. Participating VRDN Series LB 06 K 25, 3.82% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,000,000	4,000,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series EC 1140, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	21,770,000	21,770,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 3.8%, LOC Bank of America NA, VRDN (b)(c)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
Participating VRDN Series Putters 558, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,530,000	4,530,000
(FirstEnergy Corp. Proj.):
Series A, 3.77%, LOC Barclays Bank PLC, VRDN (b)(c)	19,000,000	19,000,000
3.78%, LOC Wachovia Bank NA, VRDN (b)(c)	11,200,000	11,200,000
Series A, 3.79%, LOC Barclays Bank PLC, VRDN (b)(c)	11,600,000	11,600,000
Perrysburg Gen. Oblig. BAN:
(Library Impt. Proj.) 4.25% 11/8/07	1,000,000	1,002,129
4.25% 11/8/07	2,393,000	2,398,094
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 3.8%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 300,000	$ 300,000
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 3.9%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,685,000	1,685,000
Powell Gen. Oblig. BAN 4.5% 4/24/08	3,400,000	3,422,964
Princeton City School District Participating VRDN Series ROC II RR 9059, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,430,000	5,430,000
Richland County Health Care Facilities Rev. (Mansfield Memorial Homes Proj.) Series 2002, 3.83%, LOC KeyBank NA, VRDN (b)	4,520,000	4,520,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 3.87%, LOC LaSalle Bank Midwest NA, VRDN (b)(c)	1,400,000	1,400,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 4.15%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,260,000	2,260,000
Solon Gen. Oblig. BAN 4% 11/21/07	1,000,000	1,001,512
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 3.87%, LOC KeyBank NA, VRDN (b)(c)	1,860,000	1,860,000
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) 3.8%, LOC KeyBank NA, VRDN (b)	4,515,000	4,515,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
3.85%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,875,000	1,875,000
3.9%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,200,000	1,200,000
(Kaiser Dev. Proj.) 4.3%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	540,000	540,000
(Keltec, Inc. Proj.) Series 1987, 4.3%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	40,000	40,000
(Mannix Co. Proj.) Series 1987, 4.3%, LOC JPMorgan Chase Bank, VRDN (b)(c)	220,000	220,000
(Sigma Properties Proj.) Series 2000 B, 3.9%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,485,000	1,485,000
(Triumph Hldgs. Proj.) 3.9%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,110,000	1,110,000
Sylvania Gen. Oblig. BAN 4% 4/17/08	4,500,000	4,512,773
Toledo City School District Participating VRDN Series Putters 655, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,695,000	1,695,000
Trumbull County BAN 4% 3/27/08	7,300,000	7,315,435
Tuscarawas County Hosp. Facilities Rev. Participating VRDN Series MT 103, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,945,000	2,945,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts BAN:
3.73% 10/1/07	$ 8,300,000	$ 8,300,000
4.5% 1/24/08 (a)	10,000,000	10,041,200
Upper Arlington BAN 4.25% 1/7/08	3,972,000	3,983,946
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 3.8%, LOC Nat'l. City Bank Cleveland, VRDN (b)	4,545,000	4,545,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 3.76%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,724,000	6,724,000
West Chester Township Gen. Oblig. BAN 4.125% 4/2/08	5,000,000	5,018,743
Westerville Gen. Oblig. BAN (Electic Sys. Impt. Proj.) 4.5% 9/20/07	1,575,000	1,578,035
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 3.9%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,845,000	1,845,000
(Dowa THT America, Inc. Proj.) Series 1999, 3.81%, LOC Comerica Bank, Detroit, VRDN (b)(c)	3,585,000	3,585,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 3.9%, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,600,000	4,600,000
		980,529,409
Puerto Rico - 0.4%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series TOC 05 Z6, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	3,518,000	3,518,000
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $984,047,409)		984,047,409
NET OTHER ASSETS - 3.4%		34,863,858
NET ASSETS - 100%		$ 1,018,911,267
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 2,345

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $984,047,409)		$ 984,047,409
Cash		4,032,503
Receivable for investments sold		37,475,904
Receivable for fund shares sold		8,805,327
Interest receivable		7,481,137
Prepaid expenses		1,710
Other receivables		295,662
Total assets		1,042,139,652

Liabilities
Payable for investments purchased	$ 10,301,227
Payable for fund shares redeemed	7,158,869
Distributions payable	124,476
Accrued management fee	319,258
Other affiliated payables	369,160
Other payables and accrued expenses	4,955,395
Total liabilities		23,228,385

Net Assets		$ 1,018,911,267
Net Assets consist of:
Paid in capital		$ 1,018,831,704
Undistributed net investment income		105,353
Accumulated undistributed net realized gain (loss) on investments		(25,790)
Net Assets, for 1,018,819,526 shares outstanding		$ 1,018,911,267
Net Asset Value, offering price and redemption price per share ($1,018,911,267 ÷ 1,018,819,526 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 17,864,277
Income from Fidelity Central Funds		2,345
Total income		17,866,622

Expenses
Management fee	$ 1,821,034
Transfer agent fees	677,140
Accounting fees and expenses	58,203
Custodian fees and expenses	7,785
Independent trustees' compensation	1,525
Registration fees	14,998
Audit	21,308
Legal	2,937
Miscellaneous	3,588
Total expenses before reductions	2,608,518
Expense reductions	(619,123)	1,989,395
Net investment income		15,877,227
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(32,217)
Net increase in net assets resulting from operations		$ 15,845,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,877,227	$ 25,274,135
Net realized gain (loss)	(32,217)	17,473
Net increase in net assets resulting from operations	15,845,010	25,291,608
Distributions to shareholders from net investment income	(15,853,031)	(25,274,018)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,415,184,803	2,254,001,151
Reinvestment of distributions	15,591,476	25,013,218
Cost of shares redeemed	(1,368,307,263)	(2,124,486,464)
Net increase (decrease) in net assets and shares resulting from share transactions	62,469,016	154,527,905
Total increase (decrease) in net assets	62,460,995	154,545,495

Net Assets
Beginning of period	956,450,272	801,904,777
End of period (including undistributed net investment income of $105,353 and undistributed net investment income of $81,157, respectively)	$ 1,018,911,267	$ 956,450,272

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.030	.020	.008	.006	.011
Distributions from net investment income	(.016)	(.030)	(.020)	(.008)	(.006)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.61%	3.01%	1.99%	.76%	.64%	1.13%
Ratios to Average Net Assets D, E
Expenses before reductions	.53% A	.54%	.54%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.53% A	.54%	.54%	.54%	.54%	.54%
Expenses net of all reductions	.40% A	.40%	.43%	.53%	.53%	.51%
Net investment income	3.23% A	2.98%	1.98%	.77%	.64%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,018,911	$ 956,450	$ 801,905	$ 770,058	$ 687,760	$ 652,072

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Ohio Municipal Income Fund	$ 412,202,770	$ 6,012,479	$ (4,303,382)	$ 1,709,097
Fidelity Ohio Municipal Money Market Fund	984,047,409	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Income Funds' Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Income Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the Fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Swap Agreements - continued

Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $56,564,130 and $51,441,796, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%	|
Fidelity Ohio Municipal Money Market Fund	.14%

Semiannual Report

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Ohio Municipal Income Fund	$ 519

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Ohio Municipal Income Fund	$ 3,039	$ 48,464	$ -
Fidelity Ohio Municipal Money Market Fund	7,668	601,060	10,395

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ohio Municipal Income Fund / Fidelity Ohio Municipal Money Market Fund
Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Ohio Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 26% would mean that 74% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

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Semiannual Report

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Semiannual Report

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Semiannual Report

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Semiannual Report

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Fidelity®

Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Pennsylvania Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Fidelity Pennsylvania Municipal Income Fund
Actual	$ 1,000.00	$ 1,002.80	$ 2.48
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Pennsylvania Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,016.20	$ 2.50
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Pennsylvania Municipal Income Fund	.50%
Fidelity Pennsylvania Municipal Money Market Fund	.50%

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	30.8	32.8
Escrowed/Pre-Refunded	14.6	12.8
Transportation	13.0	14.4
Education	12.7	9.8
Health Care	11.7	11.5
Weighted Average Maturity as of June 30, 2007
		6 months ago
Years	5.9	5.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of June 30, 2007
6 months ago
Years	5.9	5.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA 73.9%	AAA 74.6%
AA,A 24.1%	AA,A 17.8%
BBB 3.8%	BBB 4.9%
BB and Below 1.9%	BB and Below 0.1%
Not Rated 0.0%	Not Rated 1.1%
Short-Term Investments and Net Other Assets* (3.7)%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

*Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 103.7%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 325,000	$ 343,649
New Jersey/Pennsylvania - 1.7%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (e)	1,000,000	1,064,340
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,185,760
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	734,202
		4,984,302
Pennsylvania - 100.9%
Allegheny County Series C55, 5.375% 11/1/15 (MBIA Insured)	3,535,000	3,762,230
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (d)	2,545,000	2,643,059
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series A1:
5.75% 1/1/11 (MBIA Insured) (d)	2,000,000	2,101,620
5.75% 1/1/12 (MBIA Insured) (d)	3,000,000	3,183,390
5.75% 1/1/14 (MBIA Insured) (d)	3,000,000	3,226,440
5.75% 1/1/09 (MBIA Insured) (d)	3,000,000	3,076,020
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.):
5.125% 3/1/32	1,700,000	1,747,668
5.25% 3/1/32	2,000,000	2,070,740
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	260,000	276,406
Allegheny County Hosp. Dev. Auth. Rev.:
(Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,010,500
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,593,144
(Jefferson Reg'l. Med. Ctr. Proj.) Series B:
4.05% 5/1/08	1,425,000	1,422,150
5% 5/1/09	1,475,000	1,492,051
(West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/09	1,750,000	1,763,055
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (c)	3,000,000	2,980,560
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (e)	2,260,000	1,806,169
5.5% 12/1/30 (MBIA Insured)	305,000	320,195
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Annville-Cleona School District:
6% 3/1/28 (FSA Insured)	$ 1,500,000	$ 1,679,280
6% 3/1/31 (FSA Insured)	1,975,000	2,206,924
Bristol Borough School District:
5.25% 3/1/25 (Pre-Refunded to 9/1/15 @ 100) (e)	2,400,000	2,594,736
5.25% 3/1/31 (Pre-Refunded to 9/1/15 @ 100) (e)	5,495,000	5,940,864
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (d)	1,870,000	1,951,532
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured) (b)	8,995,000	9,438,543
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,679,300
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (e)	5,000,000	6,209,900
Chambersburg Area School District:
5.25% 3/1/26 (Fgic Corp. Insured) (a)	2,000,000	2,120,940
5.25% 3/1/27 (Fgic Corp. Insured) (a)	2,000,000	2,119,540
5.25% 3/1/29 (Fgic Corp. Insured) (a)	3,600,000	3,807,576
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,477,405
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,290,250
6% 11/15/30	3,620,000	3,868,803
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/09	865,000	876,885
5% 12/15/10	905,000	922,448
Series B:
4% 12/15/07	305,000	304,576
5% 12/15/08	800,000	806,960
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (d)	2,500,000	2,606,900
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,273,077
East Stroudsburg Area School District:
6.5% 9/1/18 (FSA Insured)	1,280,000	1,495,411
7.5% 9/1/22 (FSA Insured)	1,500,000	1,860,000
7.75% 9/1/28 (FSA Insured)	2,750,000	3,459,198
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Easton Area School District Series 2006, 7.5% 4/1/22 (FSA Insured)	$ 2,700,000	$ 3,339,171
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,761,086
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,184,777
Kennett Consolidated School District Series A:
5.25% 2/15/15 (FGIC Insured)	705,000	745,968
5.25% 2/15/15 (Pre-Refunded to 2/15/13 @ 100) (e)	605,000	642,335
Lancaster County Hosp. Auth. Rev.:
(Lancaster Gen. Hosp. Proj.) Series A:
5% 3/15/19	1,195,000	1,237,650
5% 3/15/20	1,255,000	1,294,821
5% 11/1/20	1,065,000	1,089,633
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(d)	2,000,000	1,970,060
Mifflin County School District:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured) (a)	1,125,000	1,417,556
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured) (a)	1,175,000	1,503,401
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	2,365,000	2,453,924
6% 6/1/16 (AMBAC Insured)	1,000,000	1,127,000
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A, 5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,013,660
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Retirement Cmnty. Proj.) 5% 11/15/09	1,300,000	1,319,864
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,124,957
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (e)	1,000,000	877,130
Owen J. Roberts School District 5.5% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (e)	1,525,000	1,630,454
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,911,201
Pennsbury School District 5.5% 1/15/17 (Pre-Refunded to 7/15/12 @ 100) (e)	2,160,000	2,299,126
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (d)	$ 3,300,000	$ 3,497,274
6.375% 11/1/41 (d)	1,300,000	1,381,926
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d)	3,500,000	3,494,190
Pennsylvania Gen. Oblig. First Series:
5% 7/1/19	2,500,000	2,622,425
5.25% 2/1/14	125,000	131,360
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series A:
5% 5/1/16 (MBIA Insured)	1,135,000	1,200,365
5% 5/1/18 (MBIA Insured)	1,220,000	1,281,939
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,627,250
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,575,325
(Trustees of the Univ. of Pennsylvania Proj.) Series B, 5.25% 9/1/15	1,000,000	1,080,420
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,157,080
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,035,020
5.25% 8/1/11 (FSA Insured)	1,000,000	1,034,410
Series 2001 A:
6% 1/15/22	400,000	424,800
6% 1/15/31	1,000,000	1,061,660
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	521,190
Pennsylvania Hsg. Fin. Agcy. Single Family Mortgage Rev. Series 54A, 5.375% 10/1/28 (d)	135,000	135,967
Pennsylvania Indl. Dev. Auth. Rev. 5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,162,490
Pennsylvania Pub. School Bldg. Auth. School Rev.:
(Northwestern School District Proj.) Series E, 5.75% 1/15/19 (FGIC Insured)	500,000	514,185
(Philadelphia School District Proj.) 5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (e)	3,210,000	3,375,508
Pennsylvania State Univ.:
Series 2007 B, 5.25% 8/15/21	3,095,000	3,389,737
Series B:
5.25% 8/15/17	1,150,000	1,251,568
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania State Univ.: - continued
Series B:
5.25% 8/15/18	$ 1,360,000	$ 1,476,878
5% 9/1/29	1,550,000	1,605,537
5% 9/1/35	4,485,000	4,627,130
Pennsylvania Tpk. Commission Tpk. Rev.:
Series A:
5% 12/1/25 (AMBAC Insured)	7,345,000	7,639,094
5% 12/1/26 (AMBAC Insured)	2,000,000	2,078,580
Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,138,740
Philadelphia Arpt. Rev. 5.375% 6/15/11 (FGIC Insured) (d)	3,770,000	3,885,852
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/17 (FSA Insured)	2,290,000	2,413,866
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,800,000	2,870,896
Series 17, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,850,336
Series 18:
5.25% 8/1/17	1,500,000	1,584,180
5.25% 8/1/19	1,000,000	1,049,910
5.25% 8/1/20	1,000,000	1,048,050
Series A1, 5.25% 9/1/18 (Assured Guaranty Ltd. Insured)	3,340,000	3,518,757
Seventh Series 1998, 5% 10/1/37 (AMBAC Insured)	2,000,000	2,061,300
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,555,851
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,017,890
5.5% 5/15/08	1,000,000	1,013,790
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	856,100
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,095,780
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	1,000,000	1,027,810
Philadelphia School District:
Series 2002 A, 5.5% 2/1/26 (Pre-Refunded to 2/1/12 @ 100) (e)	1,565,000	1,662,828
Series 2004 D, 5.25% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (e)	2,785,000	2,986,188
Series 2005 D:
5.5% 6/1/16 (FSA Insured)	2,030,000	2,221,145
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District: - continued
Series 2005 D:
5.5% 6/1/17 (FSA Insured)	$ 2,125,000	$ 2,334,228
Series D, 5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (e)	1,800,000	1,916,604
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	5,300,000	5,052,384
Series A:
5% 11/1/31 (FGIC Insured)	1,120,000	1,147,765
5% 7/1/35 (FSA Insured)	2,130,000	2,192,153
5.375% 11/1/19 (FGIC Insured)	3,000,000	3,181,050
Pittsburgh Gen. Oblig.:
Series A:
5% 9/1/11 (MBIA Insured)	5,020,000	5,212,115
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,713,411
5.5% 9/1/16 (Pre-Refunded to 3/1/12 @ 100) (e)	2,435,000	2,589,671
Series B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,153,660
5.25% 9/1/16 (FSA Insured)	3,000,000	3,241,950
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	11,065,395
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,459,038
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	837,116
5.375% 4/1/17 (FSA Insured)	830,000	876,198
5.375% 4/1/18 (FSA Insured)	875,000	923,318
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,971,846
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	1,948,069
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (e)	4,290,000	3,050,276
0% 8/1/16 (Escrowed to Maturity) (e)	2,955,000	2,005,204
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (c)(d)	2,700,000	2,723,166
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,872,200
0% 8/15/20 (FGIC Insured)	2,500,000	1,366,600
Series C, 0% 8/15/17 (Escrowed to Maturity) (e)	2,500,000	1,608,400
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured) (a)	$ 5,740,000	$ 6,079,464
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,578,554
York County School of Technology Auth. Lease Rev. 5.375% 2/15/18 (Pre-Refunded to 2/15/13 @ 100) (e)	1,000,000	1,067,930
		301,820,561
Puerto Rico - 1.0%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	1,000,000	1,069,830
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	531,895
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	1,500,000	1,538,130
		3,139,855
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $306,929,221)	310,288,367
NET OTHER ASSETS - (3.7)%	(11,191,048)
NET ASSETS - 100%	$ 299,097,319
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Equity Index Contracts
40 U.S. Treasury 20-Year Bond Contracts	Sept. 2007	$ 4,310,000	$ (68,910)

The face value of futures sold as a percentage of net assets - 1.4%
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $68,205.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	30.8%
Escrowed/Pre-Refunded	14.6%
Transportation	13.0%
Education	12.7%
Health Care	11.7%
Water & Sewer	9.9%
Electric Utilities	8.7%
Others* (individually less than 5%)	(1.4)%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $306,929,221)		$ 310,288,367
Cash		1,816,285
Receivable for investments sold		152,332
Receivable for fund shares sold		828,226
Interest receivable		3,868,877
Prepaid expenses		697
Other receivables		18,184
Total assets		316,972,968

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 16,972,291
Payable for fund shares redeemed	349,995
Distributions payable	318,653
Accrued management fee	91,535
Payable for daily variation on futures contracts	38,750
Other affiliated payables	79,132
Other payables and accrued expenses	25,293
Total liabilities		17,875,649

Net Assets		$ 299,097,319
Net Assets consist of:
Paid in capital		$ 295,377,362
Undistributed net investment income		24,973
Accumulated undistributed net realized gain (loss) on investments		404,748
Net unrealized appreciation (depreciation) on investments		3,290,236
Net Assets, for 28,273,161 shares outstanding		$ 299,097,319
Net Asset Value, offering price and redemption price per share ($299,097,319 ÷ 28,273,161 shares)		$ 10.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 6,701,394

Expenses
Management fee	$ 557,629
Transfer agent fees	117,062
Accounting fees and expenses	39,360
Custodian fees and expenses	2,269
Independent trustees' compensation	488
Registration fees	16,084
Audit	24,939
Legal	558
Miscellaneous	1,668
Total expenses before reductions	760,057
Expense reductions	(49,513)	710,544
Net investment income		5,990,850
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		937,223
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,183,024)
Futures contracts	(68,910)
Total change in net unrealized appreciation (depreciation)		(6,251,934)
Net gain (loss)		(5,314,711)
Net increase (decrease) in net assets resulting from operations		$ 676,139

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,990,850	$ 12,342,025
Net realized gain (loss)	937,223	1,278,730
Change in net unrealized appreciation (depreciation)	(6,251,934)	(1,344,663)
Net increase (decrease) in net assets resulting from operations	676,139	12,276,092
Distributions to shareholders from net investment income	(5,982,151)	(12,336,853)
Distributions to shareholders from net realized gain	(564,246)	(310,486)
Total distributions	(6,546,397)	(12,647,339)
Share transactions Proceeds from sales of shares	25,152,272	37,832,845
Reinvestment of distributions	4,505,475	8,726,545
Cost of shares redeemed	(30,365,692)	(47,247,313)
Net increase (decrease) in net assets resulting from share transactions	(707,945)	(687,923)
Redemption fees	2,568	142
Total increase (decrease) in net assets	(6,575,635)	(1,059,028)

Net Assets
Beginning of period	305,672,954	306,731,982
End of period (including undistributed net investment income of $24,973 and undistributed net investment income of $16,649, respectively)	$ 299,097,319	$ 305,672,954
Other Information Shares
Sold	2,346,521	3,522,178
Issued in reinvestment of distributions	420,936	811,737
Redeemed	(2,837,250)	(4,399,396)
Net increase (decrease)	(69,793)	(65,481)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.80	$ 11.02	$ 11.06	$ 11.07	$ 10.64
Income from Investment Operations
Net investment income D	.211	.433	.440	.454	.463	.482
Net realized and unrealized gain (loss)	(.180)	(.009)	(.148)	.006	.091	.471
Total from investment operations	.031	.424	.292	.460	.554	.953
Distributions from net investment income	(.211)	(.433)	(.439)	(.452)	(.462)	(.482)
Distributions from net realized gain	(.020)	(.011)	(.073)	(.048)	(.102)	(.041)
Total distributions	(.231)	(.444)	(.512)	(.500)	(.564)	(.523)
Redemption fees added to paid in capitalD,F	-	-	-	-	-	-
Net asset value, end of period	$ 10.58	$ 10.78	$ 10.80	$ 11.02	$ 11.06	$ 11.07
Total Return B, C	.28%	4.02%	2.70%	4.28%	5.11%	9.14%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.47% A	.42%	.45%	.49%	.50%	.49%
Net investment income	3.97% A	4.03%	4.02%	4.14%	4.18%	4.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 299,097	$ 305,673	$ 306,732	$ 297,621	$ 292,019	$ 300,026
Portfolio turnover rate	21% A	19%	26%	14%	18%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/07	% of fund's investments 12/31/06	% of fund's investments 6/30/06
0 - 30	93.7	93.0	95.5
31 - 90	0.4	1.0	0.8
91 - 180	0.8	2.6	0.0
181 - 397	5.1	3.4	3.7
Weighted Average Maturity
	6/30/07	12/31/06	6/30/06
Fidelity Pennsylvania Municipal Money Market Fund	25 Days	19 Days	19 Days
Pennsylvania Tax-Free Money Market Funds Average*	26 Days	25 Days	18 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
Variable Rate Demand Notes (VRDNs) 89.7%	Variable Rate Demand Notes (VRDNs) 90.7%
Commercial Paper (including CP Mode) 0.4%	Commercial Paper (including CP Mode) 0.5%
Tender Bonds 2.2%	Tender Bonds 1.9%
Municipal Notes 2.3%	Municipal Notes 3.2%
Fidelity Municipal Cash Central Fund 1.0%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 2.3%	Other Investments 1.2%
Net Other Assets 2.1%	Net Other Assets 2.5%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.9%
	Principal Amount	Value
Pennsylvania - 95.6%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 3.78%, LOC Manufacturers & Traders Trust Co., VRDN (c)	$ 5,300,000	$ 5,300,000
Allegheny County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Clipper 06 13, 3.8% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(f)(h)	10,050,000	10,050,000
Series PT 3965, 3.81% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	4,000,000	4,000,000
Allegheny County Arpt. Auth. Rev. Participating VRDN:
Series PT 3891, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,700,000	5,700,000
Series Putters 3743, 3.81% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	3,195,000	3,195,000
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,510,000	1,510,000
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (South Hills Health Sys. Proj.) Series 2000 A, 3.7%, tender 6/1/08, LOC PNC Bank NA, Pittsburgh (c)	6,200,000	6,200,000
(Childrens Institute Pittsburgh Proj.) Series A, 3.74%, LOC Citizens Bank of Pennsylvania, VRDN (c)	7,350,000	7,350,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 4%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	1,480,000	1,480,000
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Animal Friends, Inc. Proj.) 3.85%, tender 7/2/07, LOC PNC Bank NA, Pittsburgh (c)	2,375,000	2,375,000
(Doren, Inc. Proj.) Series 1997 C, 3.9%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	1,100,000	1,100,000
(R.I. Lampus Co. Proj.) Series 1997 A, 3.85%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	2,030,000	2,030,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	3,120,000	3,120,000
Berks County Indl. Dev. Auth. Rev. (Fleetwood Industries Bus. Trust Proj.) 3.83%, LOC First Tennessee Bank NA, Memphis, VRDN (c)(f)	2,275,000	2,275,000
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 3.78%, LOC Manufacturers & Traders Trust Co., VRDN (c)	3,200,000	3,200,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 3.84%, LOC Wachovia Bank NA, VRDN (c)(f)	1,400,000	1,400,000
(Snowball Real Estate LP Proj.) 3.89%, LOC Wachovia Bank NA, VRDN (c)(f)	2,105,000	2,105,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1139, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 6,000,000	$ 6,000,000
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 3.8%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	1,500,000	1,500,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.98%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	11,725,000	11,725,000
Series 1998 A2, 3.86%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	3,300,000	3,300,000
Central Bucks School District Series 2000 A, 3.78% (FGIC Insured), VRDN (c)	3,725,000	3,725,000
Chester County Inter Unit 3.78%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	1,630,000	1,630,000
Crawford County Indl. Dev. Auth. Rev. (Greenleaf Corp. Proj.) 3.85%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	5,900,000	5,900,000
Cumberland County Muni. Auth. College Rev. Bonds (Dickinson College Proj.) Series 2000 B, 3.63%, tender 11/1/07 (AMBAC Insured) (c)	5,405,000	5,405,000
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 3.79% (Liquidity Facility Bank of New York, New York) (c)(h)	5,400,000	5,400,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series ROC II R 11013, 3.79% (Liquidity Facility Citibank NA) (c)(h)	4,375,000	4,375,000
Gen. Auth. of South Central (Lutheran Social Svc. Proj.) 3.78%, LOC Manufacturers & Traders Trust Co., VRDN (c)	4,475,000	4,475,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 3.84%, LOC Wachovia Bank NA, VRDN (c)(f)	1,000,000	1,000,000
Lehigh County Gen. Purp. Auth. Participating VRDN Series PT 3909, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,900,000	5,900,000
Lehigh Gen. Oblig. Participating VRDN Series MT 385, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,700,000	5,700,000
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series MS 1170X, 3.82% (Liquidity Facility Morgan Stanley) (c)(f)(h)	2,000,000	2,000,000
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.):
Series A, 3.88%, LOC Manufacturers & Traders Trust Co., VRDN (c)(f)	1,905,000	1,905,000
Series C, 3.88%, LOC Manufacturers & Traders Trust Co., VRDN (c)(f)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 3.92% tender 9/4/07, CP mode (f)	$ 2,500,000	$ 2,500,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.84%, LOC JPMorgan Chase Bank, VRDN (c)(f)	2,350,000	2,350,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,200,000	2,200,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 3.81%, LOC JPMorgan Chase Bank, VRDN (c)(f)	27,910,000	27,910,000
(FirstEnergy Corp. Proj.) Series A, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	13,000,000	13,000,000
(Merck & Co. Proj.) Series 2000, 3.8%, VRDN (c)(f)	11,000,000	11,000,000
(Shippingport Proj.) Series A, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	6,100,000	6,100,000
(York Wtr. Co. Proj.) Series B, 3.8% (XL Cap. Assurance, Inc. Insured), VRDN (c)(f)	10,275,000	10,275,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(AMC Delancey Trad Hrshy Lp Proj.) 3.79%, LOC Citizens Bank of Pennsylvania, VRDN (c)(f)	6,000,000	6,000,000
(Westrum Hanover, LP Proj.) 3.79%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (c)(f)	7,400,000	7,400,000
(Westrum Harleysville II, LP Proj.) 3.79%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (c)(f)	11,535,000	11,535,000
Series 1999 C4, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	700,000	700,000
Series 2002 B6, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	800,000	800,000
Series 2004 D2, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,100,000	2,100,000
Series 2004 D6, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,500,000	2,500,000
Series B3, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,100,000	1,100,000
Series B5, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	900,000	900,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, VRDN (c)(f)	4,200,000	4,200,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 3.955%, VRDN (c)(f)	1,600,000	1,600,000
Series B, 3.95% (Sunoco, Inc. Guaranteed), VRDN (c)(f)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN:
Series EC 1064, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 5,040,000	$ 5,040,000
Series EC 1142, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,000,000	6,000,000
Series Putters 1382, 3.79% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	3,540,000	3,540,000
Series ROC II R 11056, 3.79% (Liquidity Facility Citibank NA) (c)(h)	3,700,000	3,700,000
Pennsylvania Health Sys. Rev. Catholic Health East Participating VRDN Series PA 1483, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,700,000	5,700,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 3.77% (AMBAC Insured), VRDN (c)(f)	17,500,000	17,500,000
Series 1988 B, 3.77% (AMBAC Insured), VRDN (c)(f)	13,700,000	13,700,000
Series 1988 C, 3.77% (AMBAC Insured), VRDN (c)(f)	36,900,000	36,900,000
Series 1988 E, 3.77% (AMBAC Insured), VRDN (c)(f)	20,100,000	20,100,000
Series 1997 A, 3.8% (AMBAC Insured), VRDN (c)(f)	2,900,000	2,900,000
Series 1999 A, 3.79% (AMBAC Insured), VRDN (c)(f)	10,900,000	10,900,000
Series 2000 A, 3.8% (AMBAC Insured), VRDN (c)(f)	4,000,000	4,000,000
Series 2001 B, 3.8% (FSA Insured), VRDN (c)(f)	800,000	800,000
Series 2002 B, 3.8% (FSA Insured), VRDN (c)(f)	2,800,000	2,800,000
Series A:
3.79% (AMBAC Insured), VRDN (c)(f)	5,000,000	5,000,000
3.8% (AMBAC Insured), VRDN (c)(f)	2,500,000	2,500,000
3.8% (FSA Insured), VRDN (c)(f)	20,500,000	20,500,000
Series A1, 3.8% (AMBAC Insured), VRDN (c)(f)	5,600,000	5,600,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.76%, LOC Unicredito Italiano SpA, VRDN (c)	3,500,000	3,500,000
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.79% (Liquidity Facility Lloyds TSB Bank PLC) (c)(h)	8,590,000	8,590,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series MS 00 1412, 3.79% (Liquidity Facility Morgan Stanley) (c)(h)	4,600,000	4,600,000
(King's College Proj.) Series 2002 J3, 3.74%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,400,000	2,400,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series LB 06 K 57, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,500,000	2,500,000
Series LB 06 P35, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,095,000	2,095,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mortgage Rev.:
Participating VRDN:
Series Merlots 06 B15, 3.84% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	$ 5,215,000	$ 5,215,000
Series Merlots 07 C50, 3.84% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	6,065,000	6,065,000
Series MT 163, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,285,000	2,285,000
Series PT 890, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	270,000	270,000
Series Putters 1213 B, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	1,925,000	1,925,000
Series Putters 152, 3.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	6,130,000	6,130,000
Series Putters 1593, 3.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	3,400,000	3,400,000
Series 2004 82B, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	12,000,000	12,000,000
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series EGL 06 161, 3.8% (Liquidity Facility Citibank NA) (c)(h)	5,300,000	5,300,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series MS 958, 3.79% (Liquidity Facility Morgan Stanley) (c)(h)	2,129,000	2,129,000
Pennsylvania Tpk. Commission Tpk. Rev. Series 2002 A3, 3.78% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	9,700,000	9,700,000
Philadelphia Arpt. Rev.:
Participating VRDN:
Series PT 3077, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,970,000	1,970,000
Series SG 118, 3.81% (Liquidity Facility Societe Generale) (c)(f)(h)	5,600,000	5,600,000
Series 2005 C, 3.83% (MBIA Insured), VRDN (c)(f)	11,200,000	11,200,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series MT 342, 3.81% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	5,700,000	5,700,000
Series PA 882, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,200,000	2,200,000
Series Putters 217, 3.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,715,000	7,715,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Auth. for Indl. Dev. Rev.:
Participating VRDN Series MT 340, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 4,905,000	$ 4,905,000
(New Courtland Elder Services Proj.) 3.78%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,200,000	2,200,000
Philadelphia Gas Works Rev.:
Bonds:
(1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/07 (FSA Insured)	4,000,000	4,000,000
First Series B, 5% 7/1/28 (Pre-Refunded to 7/1/08 @ 100) (g)	5,500,000	5,567,222
Participating VRDN Series PT 1144, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,000,000	5,000,000
Philadelphia Muni. Auth. Rev. Bonds Series A, 5% 5/15/08 (FSA Insured)	5,000,000	5,055,482
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB 134, 3.79% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	3,370,000	3,370,000
Philadelphia School District TRAN Series A, 4.5% 6/27/08, LOC Bank of America NA (b)	9,000,000	9,066,240
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series EGL 7050050 Class A, 3.8% (Liquidity Facility Citibank NA) (c)(h)	2,300,000	2,300,000
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 3.8% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	5,685,000	5,685,000
Sayre Health Care Facilities Auth. Rev. Participating VRDN Series ROC II R 11029 CE, 3.79% (Liquidity Facility Citibank NA) (c)(h)	9,000,000	9,000,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 3.94%, LOC Dexia Cr. Local de France, VRDN (c)(f)	7,080,000	7,080,000
Southcentral Pennsylvania Gen. Auth. Rev.:
Participating VRDN Series ROC II R 604, 3.8% (Liquidity Facility Citibank NA) (c)(h)	2,355,000	2,355,000
(Hanover Lutheran Village Proj.) 3.78%, LOC Manufacturers & Traders Trust Co., VRDN (c)	3,615,000	3,615,000
Swarthmore Borough Auth. College Rev. Participating VRDN Series ROC II R 9068, 3.79% (Liquidity Facility Citigroup, Inc.) (c)(h)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Temple Univ. of the Commonwealth Sys. of Higher Ed. BAN 4.25% 4/24/08	$ 5,900,000	$ 5,929,191
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) 3.76%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	4,000,000	4,000,000
		612,892,135
Puerto Rico - 1.3%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.79% (Liquidity Facility Citigroup, Inc.) (c)(h)	8,500,000	8,500,000

Other - 1.0%
	Shares
Fidelity Municipal Cash Central Fund, 3.81% (d)(e)	6,498,300	6,498,300
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $627,890,435)		627,890,435
NET OTHER ASSETS - 2.1%		13,142,772
NET ASSETS - 100%		$ 641,033,207
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,050,000 or 1.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 26,299

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $621,392,135)	$ 621,392,135
Fidelity Central Funds (cost $6,498,300)	6,498,300
Total Investments (cost $627,890,435)		$ 627,890,435
Cash		13,651,562
Receivable for investments sold		6,484,023
Receivable for fund shares sold		7,563,214
Interest receivable		3,793,255
Distributions receivable from Fidelity Central Funds		10,940
Other receivables		162,355
Total assets		659,555,784

Liabilities
Payable for investments purchased Regular delivery	$ 2,375,251
Delayed delivery	9,066,240
Payable for fund shares redeemed	6,787,553
Distributions payable	28,997
Accrued management fee	263,797
Other affiliated payables	739
Total liabilities		18,522,577

Net Assets		$ 641,033,207
Net Assets consist of:
Paid in capital		$ 640,950,834
Undistributed net investment income		78,542
Accumulated undistributed net realized gain (loss) on investments		3,831
Net Assets, for 640,917,844 shares outstanding		$ 641,033,207
Net Asset Value, offering price and redemption price per share ($641,033,207 ÷ 640,917,844 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 10,706,240
Income from Fidelity Central Funds		26,299
Total income		10,732,539

Expenses
Management fee	$ 1,482,411
Independent trustees' compensation	899
Total expenses before reductions	1,483,310
Expense reductions	(327,121)	1,156,189
Net investment income		9,576,350
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,739)
Net increase in net assets resulting from operations		$ 9,573,611

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,576,350	$ 13,880,659
Net realized gain (loss)	(2,739)	13,270
Net increase in net assets resulting from operations	9,573,611	13,893,929
Distributions to shareholders from net investment income	(9,575,970)	(13,880,912)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,067,141,658	1,357,859,696
Reinvestment of distributions	9,434,635	13,678,174
Cost of shares redeemed	(974,777,322)	(1,258,701,495)
Net increase (decrease) in net assets and shares resulting from share transactions	101,798,971	112,836,375
Total increase (decrease) in net assets	101,796,612	112,849,392

Net Assets
Beginning of period	539,236,595	426,387,203
End of period (including undistributed net investment income of $78,542 and undistributed net investment income of $78,162, respectively)	$ 641,033,207	$ 539,236,595

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.030	.020	.008	.006	.011
Distributions from net investment income	(.016)	(.030)	(.020)	(.008)	(.006)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.62%	3.05%	2.02%	.81%	.65%	1.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.39%A	.38%	.41%	.48%	.49%	.46%
Net investment income	3.25%A	3.02%	2.02%	.80%	.66%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 641,033	$ 539,237	$ 426,387	$ 331,836	$ 294,312	$ 278,322

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 306,839,885	$ 5,846,185	$ (2,397,703)	$ 3,448,482
Fidelity Pennsylvania Municipal Money Market Fund	627,890,435	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Operating Policies - continued

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin")equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Income Funds' Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $47,015,440 and $32,176,535, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%	|

Semiannual Report

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 377

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Income Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity Pennsylvania Municipal Income Fund	$ 2,269	$ 47,244

In addition, through an arrangement with the Money Market Fund's custodian and transfer agent, $327,121 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Pennsylvania Municipal Income Fund / Fidelity Pennsylvania Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only , as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's more recent disappointing performance. The Board will continue to closely monitor the performance of the fund in the coming year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Pennsylvania Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 19% would mean that 81% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, Fidelity Pennsylvania Municipal Money Market Fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Pennsylvania Municipal Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of Fidelity Pennsylvania Municipal Income Fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

In its review of Fidelity Pennsylvania Municipal Money Market Fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

Semiannual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Fidelity Pennsylvania Municipal Income Fund only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that Fidelity Pennsylvania Municipal Income Fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

PFR-USAN-0807
1.787788.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 16, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 16, 2007